ITEM 1. SCHEDULE OF INVESTMENTS.

The Schedule(s) of Investments is attached herewith.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments —

June 30, 2022 (Unaudited)

The unaudited consolidated schedule of investments of Partners Group Private Equity (Master Fund), LLC (the “Fund”), a Delaware limited liability company that is registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”), as a non-diversified, closed-end management investment company, as of June 30, 2022 is set forth below:

INVESTMENT PORTFOLIO AS A PERCENTAGE OF TOTAL NET ASSETS

1.32%
8.28%
0.55%
14.11%
11.21%
64.53%
Common Stocks
Asset-Backed Securities
Direct Investments
Secondary Investments
Primary Investments
Other Assets in Excess of Liabilities

	Industry	Acquisition Date	Shares	Fair Value
Common Stocks (1.32%)
North America (0.74%)
American Tower Corp.	Communication	05/29/20	21,933	$5,612,216
American Water Works Co., Inc.	Utilities	02/16/16	47,317	7,039,350
Ares Capital Corp.	Diversified Financial Services	02/16/16	229,577	4,118,611
Ares Management Corp.	Diversified Financial Services	06/28/19	43,580	2,478,830
Atmos Energy Corp.	Utilities	02/16/16	77,187	8,656,522
Blackstone Group, Inc.	Diversified Financial Services	07/12/19	45,845	4,182,439
Brookfield Business Partners LP	Diversified Financial Services	03/17/22	48,729	1,088,264
Canadian National Railway Co.	Transportation	05/14/19	58,386	6,522,382
CMS Energy Corp.	Utilities	11/01/19	68,163	4,601,002
Crown Castle International Corp.	Communication	02/16/16	31,741	5,344,550
Datadog, Inc.	Software	12/10/20	6,638	632,270
Enbridge, Inc.	Utilities	02/16/16	55,486	2,335,917
Equinix Inc.	Diversified Financial Services	07/31/20	5,388	3,541,694
Fifth Street Finance Corp.	Diversified Financial Services	04/07/21	356,943	2,334,407
Fortis Inc.	Utilities	12/18/17	99,204	4,679,518
Golub Capital BDC Inc.	Diversified Financial Services	02/24/22	142,000	1,840,320
HarbourVest Global Private Equity	Diversified Financial Services	12/21/18	82,676	2,098,966
KKR & Co., Inc.	Diversified Financial Services	02/16/16	71,534	3,312,740
Onex Corporation	Diversified Financial Services	02/16/16	17,576	869,414
Republic Services Inc.	Commercial & Professional Services	08/28/17	46,358	6,066,871
TC Energy Corp.	Utilities	11/01/19	45,416	2,340,931
Union Pacific Corp.	Transportation	06/29/16	17,379	3,706,593
Waste Management Inc.	Utilities	07/02/20	26,716	4,087,014
Total North America (0.74%)				87,490,821
Western Europe (0.58%)
3i Group Plc	Diversified Financial Services	10/01/20	175,294	2,357,188
Aena SA	Transportation	12/21/18	41,641	5,273,846
Apax Global Alpha Ltd.	Diversified Financial Services	01/19/21	485,904	1,029,382
BBGI SICAV S.A.	Diversified Financial Services	03/21/19	2,696,279	5,194,547
Bridgepoint Group Ltd.	Financial Services	07/22/21	209,449	614,688
Cellnex Telecom SA	Communication	05/15/19	179,250	6,938,982
EQT AB	Diversified Financial Services	04/06/20	40,418	823,639
Gimv N.V.	Diversified Financial Services	02/12/16	31,933	1,759,273
HBM Healthcare Investments AG	Diversified Financial Services	04/07/20	4,834	1,338,219
HgCapital Trust PLC	Diversified Financial Services	02/12/16	1,230,977	4,912,075
HICL Infrastructure Co Ltd.	Diversified Financial Services	03/30/16	2,076,718	4,344,005
ICG Graphite Enterprise Trust PLC	Diversified Financial Services	02/12/16	119,861	1,554,994
Intermediate Capital Group PLC	Diversified Financial Services	12/12/16	98,453	1,565,483
Investment AB Kinnevik	Diversified Financial Services	04/06/20	145,117	2,332,209
Investor AB	Diversified Financial Services	08/28/17	160,160	2,625,683
Italgas SpA	Utilities	05/29/20	239,023	1,388,055
National Grid PLC	Utilities	02/12/16	378,176	4,830,398
NB Private Equity Partners Ltd.	Diversified Financial Services	11/06/19	137,871	2,470,271
Orsted AS	Utilities	06/15/21	8,156	849,742
Pantheon International Participations Plc	Diversified Financial Services	11/04/19	480,330	1,426,587
Terna Rete Elettrica Nazionale SpA	Utilities	01/05/18	774,420	6,050,796

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments —

June 30, 2022 (Unaudited) (continued)

	Industry	Acquisition Date	Shares	Fair Value
Public Investments (continued)
Common Stocks (continued)
Western Europe (continued)
Vinci SA	Transportation	02/12/16	95,375	$8,470,946
Total Western Europe (0.58%)				68,151,008
Total Common Stocks (Cost $137,969,526) (1.32%)				$155,641,829

	Interest	Acquisition Date	Maturity Date	Investment Type	Principal	Fair Value**
Asset-Backed Securities (0.55%)
North America (0.25%)
ARES LI CLO Ltd. ***, +	6.85% + L^^	07/26/21	07/15/34	Series 2019-51A, Class ER	$500,000	$460,459
CIFC Funding 2021-VI Ltd. ***, +	6.25% + L^^	09/22/21	10/15/34	Series 2021-6A, Class E	1,500,000	1,400,768
CIFC Funding 2022-IV Ltd. **, +	8.60% + L^^	04/20/22	07/16/35	Series 2022 - 4A, Class E	1,250,000	1,157,700
CIFC Funding Ltd. ***, +	8.51% + L^^	04/05/22	04/21/35	Series 2022 - 3A, Class E	1,000,000	945,919
Dryden 95 CLO Ltd. ***, +	6.15% + L^^	08/02/21	08/20/34	Series 2021-95A, Class E	1,500,000	1,322,756
Magnetite CLO Ltd. ***, +	6.20% + L^^	10/01/21	10/25/34	Series 2021-30A, Class E	1,625,000	1,513,378
Magnetite XXIV Ltd. ***, +	3.05% + SFvv	02/04/22	04/15/35	Series 2019-24A, Class DR	2,600,000	2,382,185
Magnetite XXIV Ltd. ***, +	6.40% + SFvv	02/04/22	04/15/35	Series 2019-24A, Class ER	4,000,000	3,593,696
Magnetite XXVI Ltd. ***, +	5.95% + L^^	08/02/21	07/25/34	Series 2020-26A, Class ER	1,000,000	959,493
Neuberger Berman CLO XXI Ltd. ***, +	3.30% + L^^	04/02/21	04/20/34	Series 2016-21A, Class DR2	500,000	469,857
Neuberger Berman CLO XXI Ltd. ***, +	6.46% + L^^	04/02/21	04/20/34	Series 2016-21A, Class ER2	1,000,000	915,314
Neuberger Berman Loan Advisers CLO 45 Ltd. ***, +	6.25% + L^^	10/07/21	10/14/35	Series 2021-45A, Class E	1,000,000	888,640
Neuberger Berman Loan Advisers CLO 49 Ltd. ***, +	8.30% + L^^	05/03/22	07/25/34	Series 2022 - 49A, Class E	1,440,000	1,385,131
Ocean Trails CLO IX ***, +	7.45% + L^^	09/22/21	10/15/34	Series 2020-9A, Class ER	3,507,264	3,269,535
Ocean Trails CLO XII Ltd. ***, +	9.98% + L^^	05/13/22	07/20/35	Series 2022 - 12A, Class E	1,000,000	997,561
Southwick Park CLO LLC ***, +	6.25% + L^^	11/16/21	07/20/32	Series 2019-4A, Class ER	1,800,000	1,604,896
Symphony CLO XXV Ltd. ***, +	3.60% + L^^	03/12/21	04/19/34	Series 2021-25A, Class D	1,000,000	927,395
Symphony CLO XXV Ltd. ***, +	6.50% + L^^	03/12/21	04/19/34	Series 2021-25A, Class E	1,752,616	1,654,728
Symphony CLO XXXIII Ltd. ***, +	8.24% + L^^	04/27/22	04/24/35	Series 2022 - 33A, Class E	1,250,000	1,163,200
Tallman Park CLO Ltd. ***, +	6.35% + L^^	04/09/21	04/20/34	Series 2021-1A, Class E	1,500,000	1,388,367

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments —

June 30, 2022 (Unaudited) (continued)

	Interest	Acquisition Date	Maturity Date	Investment Type	Principal	Fair Value**
Public Investments (continued)
Asset-Backed Securities (continued)
North America (continued)
Wellman Park CLO Ltd. ***, +	6.25% + L^^	05/10/21	07/15/34	Series 2021-1A, Class E	$1,000,000	$919,306
Total North America (0.25%)						29,320,284
Western Europe (0.30%)
Aurium CLO IX DAC ***, +	6.70% + E##	02/23/22	10/28/34	Series 9A, Class E	1,750,000	1,573,908
Aurium CLO V Designated Activity Co. ***, +	3.50% + E##	03/08/21	04/17/34	Series 5A, Class DR	1,000,000	953,578
Aurium CLO V Designated Activity Co. ***, +	6.16% + E##	03/08/21	04/17/34	Series 5A, Class ER	1,500,000	1,322,615
Aurium CLO VII DAC ***, +	5.86% + E##	02/04/22	05/15/34	Series 7A, Class E	1,521,243	1,282,039
Avoca CLO XXV DAC ***, +	6.14% + E##	10/20/21	10/15/34	Series 25A, Class E	1,600,000	1,425,294
Avoca CLO XXVI DAC ***, +	9.12% + E##	02/23/22	04/15/35	Series 26A, Class F	1,200,000	1,038,268
Avoca CLO XXVI DAC ***, +	6.51% + E##	02/23/22	04/15/35	Series 26A, Class E	750,000	659,907
Blackrock European CLO IV DAC ***, +	4.80% + E##	04/26/22	07/15/30	Series 4A, Class E	1,502,600	1,315,685
Blackrock European CLO VIII DAC ***, +	3.30% + E##	02/03/22	01/20/36	Series 8A, Class DR	1,000,000	939,322
Blackrock European CLO VIII DAC ***, +	6.26% + E##	02/03/22	01/20/36	Series 8A, Class ER	2,500,000	2,184,680
Boyce Park CLO Ltd. ***, +	6.25% + SFvv	01/28/22	04/21/35	Series 2022-1A, Class E	2,625,000	2,381,651
Boyce Park CLO Ltd. ***, +	3.10% + SFvv	01/28/22	04/21/35	Series 2022-1A, Class D	2,500,000	2,322,711
Carlyle Euro CLO 2021-1 DAC ***, +	6.12% + E##	05/01/21	04/15/34	Series 2021-1A, Class D	333,000	289,739
Carlyle Euro CLO 2021-2 DAC ***, +	6.25% + E##	09/27/21	10/15/35	Series 2021-2A, Class D	3,000,000	2,614,234
Carlyle Global Market Strategies 2015-1 Ltd. ***, +	0.00%	01/20/22	01/16/33	Series 2015-1A, Class SUB	3,000,000	1,124,015
Carlyle Global Market Strategies 2015-1 Ltd. ***, +	5.50% + E##	01/20/22	01/16/33	Series 2015-1A, Class DR	1,502,063	1,315,933
Carysfort Park CLO ***, +	6.14% + E##	03/12/21	07/28/34	Series 2021-1A, Class D	500,000	435,288
Elm Park CLO ***, +	6.16% + E##	03/26/21	04/15/34	Series 1A, Class DRR	666,000	584,226
Elm Park CLO ***, +	3.50% + E##	03/26/21	04/15/34	Series 1A, Class CRR	1,000,000	948,246
Madison Park EUR Funding XVI DAC ***, +	6.02% + E##	04/15/21	05/25/34	Series 16A, Class E	1,406,000	1,225,997
Octagon 58 Ltd. ***, +	8.77% + L^^	04/21/22	07/15/37	Series 2022 - 1A, Class E	2,140,000	1,947,314
Otranto Park CLO ***, +	7.05% + E##	03/04/22	05/15/35	Series 1A, Class E	1,172,000	1,071,656
Otranto Park CLO ***, +	4.15% + E##	03/04/22	05/15/35	Series 1A, Class D	750,000	754,508
Palmer Square European Loan Funding 2021-1 DAC ***, +	5.95% + E##	08/02/21	04/15/31	Series 2021-1A, Class E	714,000	643,431
Palmer Square European Loan Funding 2021-2 DAC ***, +	8.05% + E##	10/15/21	07/15/31	Series 2021-2A, Class F	375,000	311,635
Palmer Square European Loan Funding 2021-2 DAC ***, +	5.90% + E##	10/15/21	07/15/31	Series 2021-2A, Class E	625,000	547,323
Palmer Square European Loan Funding 2022-1 DAC ***, +	5.90% + E##	02/03/22	10/15/31	Series 2022-1A, Class E	667,000	586,628
Palmer Square European Loan Funding 2022-1 DAC ***, +	8.05% + E##	02/03/22	10/15/31	Series 2022-1A, Class F	500,000	417,258

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments —

June 30, 2022 (Unaudited) (continued)

	Interest	Acquisition Date	Maturity Date	Investment Type	Principal	Fair Value**
Public Investments (continued)
Asset-Backed Securities (continued)
Western Europe (continued)
Palmer Square European Loan Funding 2022-1 DAC ***, +	7.37% + E##	03/17/22	10/15/31	Series 2022-2A, Class E	$1,500,000	$1,443,817
Vesey Park CLO DAC ***, +	7.16% + E##	05/09/22	11/16/32	Series 1A, Class D	1,017,104	936,638
Voya Euro CLO V DAC ***, +	5.81% + E##	08/06/21	04/15/35	Series 5A, Class E	417,000	357,647
Total Western Europe (0.30%)						34,955,191
Total Asset-Backed Securities (Cost $74,665,670)(0.55%)						$64,275,475

	Investment Type	Acquisition Date	Shares	Fair Value**
Private Equity Investments (89.85%)
Direct Investments * (64.52%)
Direct Equity (55.60%)
Asia - Pacific (5.83%)
AAVAS Financiers Limited +, a, e	Common equity	03/28/18	3,891,752	$89,978,287
Argan Mauritius Limited +, a, e	Common equity	05/09/16	106,215	25,263,673
Continuity CNC Capital Ltd. +, a	Common equity	03/01/18	102,111	26,880,345
Continuity CNC Capital Ltd. +, a, c	Member interest	03/01/18	—	15,370,746
Huntress Co-Investment L.P., 1 +, a, b, c, e	Limited partnership interest	04/08/16	—	27,141,672
KKR Pebble Co-Invest L.P. +, a, c, e	Limited partnership interest	05/13/21	—	16,610,634
Kowloon Co-Investment, L.P. +, a, c	Limited partnership interest	11/04/15	—	5,671,761
Murra Warra Asset Hold Trust +, a, b, e	Common equity	09/10/18	13,186,543	18,525,832
Murra Warra II Asset Hold Trust +, a, b, e	Common equity	07/30/20	18,628,227	12,490,615
Murra Warra II Project Hold Trust +, a, b, e	Common equity	07/30/20	10	3,122,654
Murra Warra Project Hold Trust +, a, b, e	Common equity	09/10/18	429,366	4,631,455
Partners Terra Pte. Ltd. +, a, b, e	Common equity	05/14/21	1,787,445	1,628,838
PG Esmeralda Pte. Ltd. +, a, b, e	Common equity	03/03/21	5,433,284	6,575,979
PG Esmeralda Pte. Ltd. +, a, b, e	Preferred equity	03/03/21	488,996	59,183,863
PG Loa Pte. Ltd. +, a	Common equity	04/25/22	1,209,388	1,209,388
PG Loa Pte. Ltd. +, a	Preferred equity	04/25/22	22,978,363	22,978,363
Touchstone Co-Investment, L.P. +, a, c, e	Limited partnership interest	06/24/19	—	2,750,820
TPG Upswing Co-Invest, L.P. +, a, c	Limited partnership interest	01/10/19	—	24,949,060
Zenith Longitude Limited +, a, b, e	Common equity	08/13/21	6,682,671	320,836,558
Total Asia - Pacific (5.83%)				685,800,543
North America (27.94%)
Alliant Insurance Services, Inc. +, a, c	Limited partnership interest	12/01/21	—	22,634,385
AP VIII Prime Security Services Holdings, L.P. +, a, c, e	Limited partnership interest	05/02/16	—	9,589,251
Astorg VII Co-Invest ERT +, a, c	Limited partnership interest	04/28/21	—	65,615,692
BCPE Hercules Holdings, L.P. +, a, c	Limited partnership interest	07/30/18	—	57,309,333
BI Gen Holdings, Inc. +, a	Common equity	01/01/21	14,561	314,739
Burger Bossco Holdings, Inc. +, a	Preferred equity	12/31/20	300	1
Burger Bossco Holdings, Inc. +, a	Common equity	01/01/21	145	3
CapitalSpring Finance Company, LLC +, a	Common equity	03/01/17	3,020,546	2,725,429
CB Poly Holdings, LLC +, a, e	Preferred equity	08/16/16	171,270	41,299,199
CB Titan MidCo Holdings, Inc. +, a	Common equity	01/01/21	56,634	12,120
CBI Parent, L.P. +, a, b	Common equity	01/06/21	1,145,918	81,002,273
CD&R Mercury Co-Investor, L.P. +, a, c, e	Limited partnership interest	10/14/20	—	183,109,264
Confluent Health, LLC +, a, b, e	Common equity	06/24/19	27,246	61,843,505
ConvergeOne Investment L.P. +, a	Common equity	07/03/19	3,120	2,132,579
Cowboy Topco, Inc. +, a	Common equity	05/18/22	1,348,750	1,348,750

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments —

June 30, 2022 (Unaudited) (continued)

	Investment Type	Acquisition Date	Shares	Fair Value**
Private Equity Investments (continued)
Direct Investments * (continued)
Direct Equity (continued)
Cure Holdings, LLC +, a	Common equity	01/27/22	241,557	$4,280,415
Dermatology Holdings, L.P. +, a, b, c	Limited partnership interest	04/01/22	—	115,614,649
DIF VI Co-Invest Project 2C C.V. +, a, c, e	Limited partnership interest	03/15/22	—	43,698,694
ECP Parent, LLC +, a, b	Common equity	11/15/21	105,520,023	163,866,057
Elgin Co-Investment, L.P.2 +, a, c, e	Limited partnership interest	11/28/16	—	12,378,159
EnfraGen LLC +, a, b, e	Common equity	09/17/19	37,786	52,905,102
EQT Infrastructure IV Co-Investment (B) SCSp +, a, c	Limited partnership interest	03/09/20	—	107,642,045
EQT IX Co-Investment (F) SCSp +, a, c, e	Limited partnership interest	11/15/21	—	97,890,183
EQT VIII Co-Investment (C) SCSp +, a, c, e	Limited partnership interest	01/25/19	—	133,761,033
EXW Coinvest L.P. +, a, c	Limited partnership interest	06/17/16	—	15,691,997
Halo Parent Newco, LLC +, a	Preferred equity	02/22/22	1,109	16,624,813
Healthgrades, Inc. +, a	Common equity	01/04/19	1,616	85,629
Icebox Holdco I Inc. +, a, b, c	Member interest	03/01/22	—	63,001,152
Icebox Parent L.P. +, a, b, c	Limited partnership interest	12/22/21	—	92,434,795
Idera Parent L.P. +, a, b, c, e	Limited partnership interest	03/02/21	—	206,646,093
KDOR Merger Sub Inc. +, a	Common equity	01/01/21	481	1
KENE Holdings, L.P. +, a, c	Limited partnership interest	01/01/21	—	311,891
KKR Cavalry Co-Invest Blocker Parent L.P. +, a, c, e	Limited partnership interest	03/24/22	—	47,489,737
KKR Enterprise Co-Invest AIV A L.P. +, a, c, e	Limited partnership interest	07/31/20	—	887,445
KKR Enterprise Co-Invest L.P. +, a, e	Common equity	10/09/18	9,684	—
KPSKY Holdings L.P. +, a, b, c, e	Limited partnership interest	10/19/21	—	58,023,677
KSLB Holdings, LLC +, a	Common equity	01/01/21	252,000	64,799
LTF Holdings, Inc. +, a, e	Common equity	10/07/21	3,464,630	44,589,775
Matterhorn Topco, L.P. +, a	Common equity	05/19/21	88,040	9,277,470
MHS Acquisition Holdings, LLC +, a, b	Common equity	03/10/17	356	341,150
MHS Acquisition Holdings, LLC +, a, b	Preferred equity	03/10/17	35,285	185,302
MHS Blocker Purchaser L.P. +, a, b, c	Limited partnership interest	03/10/17	—	40,704,909
Milestone Investment Holdings, LLC +, a, e	Common equity	09/23/21	22,293,150	24,414,694
NC Ocala Co-Invest Alpha, L.P. +, a, c	Limited partnership interest	11/24/21	—	52,291,552
NDES Holdings, LLC +, a	Preferred equity	09/19/11	500,000	4,213,580
NTS Holding Corporation, Inc. +, a	Common equity	11/21/13	2,740	2,340,377
NTS Holding Corporation, Inc. +, a	Preferred equity	04/21/17	70	473,334
OHCP IV SF COI, L.P. +, a, b, c, e	Limited partnership interest	01/31/18	—	35,717,364
OMNIA Coinvest L.P. +, a, c, e	Limited partnership interest	10/23/20	—	21,104,040
Onecall Holdings, L.P. +, a, b, c	Limited partnership interest	11/29/17	—	171,661,755
Onex Fox, L.P. +, a, c, e	Limited partnership interest	04/25/19	—	68,531,332
Orion Opportunity L.P. +, a, c, e	Limited partnership interest	09/01/21	—	38,293,993
Patriot SPV, L.P. +, a, c	Limited partnership interest	03/18/21	—	42,268,365
PG BRPC Investment, LLC +, a, b, e	Common equity	08/01/19	32,079	72,830,108
PG Delta HoldCo, LLC +, a, b, e	Common equity	06/24/21	19,537	29,343,027
Polaris Investment Holdings, L.P +, a, c	Limited partnership interest	06/07/16	—	11,593,778
Raptor Holding Parent, L.P. +, a	Common equity	04/01/22	11,209	1,120,924
Real Hero Topco, L.P. +, a, c	Limited partnership interest	04/01/21	—	14,059,164
Safari Co-Investment L.P. +, a, c, e	Limited partnership interest	03/14/18	—	10,158,227
Shermco Intermediate Holdings, Inc. +, a, e	Common equity	06/05/18	11,525	928,023
Shingle Coinvest L.P. +, a, c, e	Limited partnership interest	05/29/18	—	163,274,241
SIH RP HoldCo L.P. +, a, e	Common equity	12/09/20	5,995,126	67,828,803
Silver Lake Sumeru Marlin Co-Invest Fund, L.P. +, a, c	Limited partnership interest	01/04/19	—	28,467
SLP West Holdings Co-Invest Feeder II, L.P. +, a, c	Limited partnership interest	02/22/19	—	24,743,724
SnackTime PG Holdings, Inc. +, a, b, e	Common equity	05/23/18	12	28,845,255
SnackTime PG Holdings, Inc. +, a, b, c, e	Member interest	05/23/18	—	19,612,352
Specialty Pharma Holdings LP +, a, b, c	Limited partnership interest	04/01/21	—	107,538,638
Starfish Intermediate, Inc. +, a	Preferred equity	06/06/22	7,136,374	178,485,000

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments —

June 30, 2022 (Unaudited) (continued)

	Investment Type	Acquisition Date	Shares	Fair Value**
Private Equity Investments (continued)
Direct Investments * (continued)
Direct Equity (continued)
Stonepeak Tiger (Co-Invest) Holdings (I-B) L.P. +, a, c, e	Limited partnership interest	08/17/21	—	$37,259,941
T-VIII Mercury Co-Invest L.P. +, a, c, e	Limited partnership interest	07/29/21	—	4,451,336
Thermostat Purchaser, L.P. +, a, b, c	Limited partnership interest	08/31/21	—	58,555,576
TKC Topco LLC +, a	Common equity	10/14/16	4,632,829	4,635,655
VEEF II Co-Invest 2-A, L.P. +, a, c	Limited partnership interest	03/15/22	—	3,202,428
VEPF VII Co-Invest 2-A, L.P. +, a, c, e	Limited partnership interest	09/10/21	—	78,710,476
WHCG Purchaser, L.P. +, a, b, c	Limited partnership interest	06/22/21	—	49,859,665
Woof Parent L.P. +, a	Common equity	12/21/20	1,441	1,962,286
Total North America (27.94%)				3,287,670,975
Rest of World (1.49%)
Carlyle Retail Turkey Partners, L.P. +, a, c	Limited partnership interest	07/11/13	—	3,745,778
Zabka Polska SA +, a, e	Preferred equity	09/25/19	120,777,003	2,971,498
Zabka Polska SA +, a, e	Common equity	09/25/19	2,551,723	168,624,594
Total Rest of World (1.49%)				175,341,870
South America (0.05%)
Centauro Co-Investment Fund, L.P. +, a, c	Limited partnership interest	11/28/13	—	5,940,657
Total South America (0.05%)				5,940,657
Western Europe (20.29%)
Ark EquityCo SAS +, a, c, e	Limited partnership interest	02/21/22	—	10,468,439
Aston Lux Acquisitions S.à.r.l. +, a, c	Limited partnership interest	11/28/19	3,056,332	3,384,347
Aston Lux Acquisitions S.àr.l. +, a	Common equity	01/11/21	218,625	231,871
Bock Capital JVCo Nature S.à r.l. +, a, b	Common equity	07/01/21	12,590,000,000	157,626,314
Camelia Investment 1 Limited +, a, b	Preferred equity	10/12/17	6,768,617,529	129,009,204
Camelia Investment 1 Limited +, a, b	Common equity	10/12/17	86,516	32,937,898
Capri Acquisitions Topco Limited +, a	Common equity	11/01/17	8,345,985	115,591,906
CD&R Market Co-Investor, L.P. +, a, c, e	Limited partnership interest	11/10/21	—	63,308,434
Ceramtec Co-Investment (1) L.P. +, a, c, e	Limited partnership interest	02/06/18	—	1
Ciddan S.à.r.l. +, a, e	Preferred equity	09/15/17	23,249,522	26,993,565
Ciddan S.à.r.l. +, a, e	Common equity	09/15/17	12,263,242	69,979,004
Climeworks AG +, a	Common equity	04/25/22	63,085	464,628
Climeworks AG +, a, e	Preferred equity	04/25/22	7,823,400	60,656,443
EQT Jaguar Co-Investment SCSp +, a, b, c, e	Limited partnership interest	11/30/18	—	108,592,286
EQT VIII Co-Investment (D) SCSp +, a, c, e	Limited partnership interest	10/01/19	—	159,580,830
Fides S.p.A +, a	Common equity	12/15/16	78,505	661,284
Frontmatec Holding III ApS +, a, e	Common equity	09/20/18	248,257,489	54,714,247
Global Blue Group Holding AG +, a	Common equity	09/11/20	97,250	476,873
Global Blue Holding L.P. +, a, c	Limited partnership interest	03/22/18	—	8,264,171
Green DC LuxCo Sarl +, a, b, c	Member interest	01/20/22	—	8,937,111
Green DC LuxCo Sarl +, a, b	Common equity	01/20/22	19,595,288	52,263,806
KKR Matterhorn Co-Invest L.P. +, a, c	Limited partnership interest	11/02/12	—	1,303,189
KKR Traviata Co-invest L.P. +, a, c	Limited partnership interest	12/18/19	—	115,013,331
Luxembourg Investment Company 261 S.à.r.l. +, a	Common equity	07/31/18	1,480	45,723,470
Luxembourg Investment Company 261 S.à.r.l. +, a, c	Member interest	07/31/18	—	54,827,696
Luxembourg Investment Company 285 S.à.r.l. +, a, b	Preferred equity	08/22/19	7,865,820	21,208,155
Luxembourg Investment Company 285 S.à.r.l. +, a, b, c	Member interest	08/22/19	—	19,050,034
Luxembourg Investment Company 285 S.à.r.l. +, a, b	Common equity	08/22/19	6,999,953	21,826,831
Luxembourg Investment Company 293 S.à.r.l. +, a, b, e	Common equity	06/26/19	9,789,622	33,110,604
Luxembourg Investment Company 293 S.à.r.l. +, a, b, c, e	Member interest	06/26/19	—	5,237,700
Luxembourg Investment Company 314 S.à.r.l. +, a, b	Common equity	08/22/19	192,000	1
Luxembourg Investment Company 414 S.à.r.l. +, a, b, c, e	Member interest	07/02/21	—	48,460,160
Luxembourg Investment Company 414 S.à.r.l. +, a, b, e	Common equity	07/02/21	12,111,360	26,825,032

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments —

June 30, 2022 (Unaudited) (continued)

	Investment Type	Acquisition Date	Shares	Fair Value**
Private Equity Investments (continued)
Direct Investments * (continued)
Direct Equity (continued)
Luxembourg Investment Company 430 S.à r.l. +, a, b, c, e	Member interest	05/10/21	—	$60,720,521
Luxembourg Investment Company 430 S.à r.l. +, a, b, e	Common equity	05/10/21	50,548,848	13,817,566
Magnesium Co-Invest SCSp +, a, c, e	Limited partnership interest	05/19/22	—	76,735,181
Mauritius (Luxemburg) Investments Sarl +, a	Common equity	10/19/21	11,698	1
May Co-Investment S.C.A. +, a, b	Common equity	11/09/20	1,059,375	40,985,320
Montagu LuxCo +, a	Common equity	02/22/22	450,000	42,063,675
Nerve Co-Invest SCSp +, a, c, e	Limited partnership interest	01/27/21	—	32,315,111
Orbiter Investments S.à r.l. +, a	Common equity	12/17/21	5,977,270	96,561,001
OT Luxco 3 & Cy S.C.A. +, a	Warrants	12/01/17	—	1,350,892
PG Investment Company 1 S.à.r.l. +, a, b, c	Member interest	10/28/21	—	88,061,888
PG Investment Company 1 S.à.r.l. +, a, b	Common equity	10/28/21	12,822,040	6,221,069
PG Lion Management Warehouse S.C.S +, a, b, c	Limited partnership interest	08/22/19	—	1,694,830
PG TLP S.à r.l. +, a, b, c, e	Member interest	04/14/21	—	14,179,713
PG TLP S.à r.l. +, a, b, e	Common equity	04/14/21	6,377,426	80,347,532
PG Wave Limited +, a, b	Common equity	02/03/22	53,215,581	66,446,300
Pharmathen GP S.à.r.l. +, a, b	Common equity	01/20/22	110,300	1
Pharmathen Topco S.à.r.l. +, a, b	Preferred equity	01/20/22	98,858,068	95,998,285
Pharmathen Topco S.à.r.l. +, a, b	Common equity	01/20/22	79,910	68,183
Polyusus Lux XVI S.à.r.l. +, a, b, e	Common equity	05/23/18	44,442,345	83,414
Polyusus Lux XVI S.à.r.l. +, a, b, e	Preferred equity	05/23/18	244,659,996	6,029,005
Polyusus Lux XXIII S.à.r.l. +, a, e	Preferred equity	08/19/21	13,114,964	186,608
Polyusus Lux XXIII S.à.r.l. +, a, e	Common equity	08/19/21	4,383,568	3
Polyusus Lux XXIII S.à.r.l.+, a	Preferred equity	04/11/22	1,155,552	53,702
Root JVCo S.à r.l. +, a, b, c	Member interest	09/29/20	—	35,706,920
Root JVCo S.à r.l. +, a, b	Common equity	09/29/20	1,969,352	1
Root JVCo S.à r.l. +, a, b	Preferred equity	09/29/20	6,731,408	22,106,166
S.TOUS, S.L +, a	Common equity	10/06/15	622	15,607,956
Stark Perseus Investment +, a	Common equity	02/26/21	963,052	2,537,049
Stark Perseus Topco +, a, c, e	Member interest	02/26/21	—	11,680,449
Stark Perseus Topco +, a, e	Common equity	02/26/21	26,921,454	46,527,437
Surfaces SLP (SCSp) +, a, b, c	Limited partnership interest	10/01/20	—	45,607,807
Veonet Group +, a, c	Limited partnership interest	03/09/22	—	26,451,076
Total Western Europe (20.29%)				2,386,873,527
Total Direct Equity (55.60%)				$6,541,627,572

	Interest	Acquisition Date	Maturity Date	Investment Type	Principal	Fair Value**
Direct Debt (8.92%)
Asia - Pacific (0.31%)
Greencross Limited +, a	Cash 5.50% + L (0.75% Floor)^^	03/22/22	03/23/28	Senior	$10,391,456	$10,053,734
Healing Quest +, a	PIK 14.50%	01/31/18	01/31/23	Mezzanine	9,540,756	9,619,491
ICON Cancer Care +, a	Cash 7.25% + BBSY (0.50% Floor)††	04/12/22	03/29/30	Second Lien	10,284,819	9,108,137
Snacking Investments BidCo Pty Limited +, a	Cash 4.00% + L (1.00% Floor)^	01/15/20	12/18/26	Senior	1,270,750	1,207,213
Stiphout Finance, LLC +, a	Cash 3.00% + L (1.00% Floor)^	10/30/15	10/26/22	Senior	4,718,178	4,569,738
Voyage Australia Pty Ltd +, a	Cash 3.50% + L (0.50% Floor)^^	07/23/21	06/18/28	Senior	1,691,500	1,588,961
Total Asia - Pacific (0.31%)						36,147,274
North America (5.97%)
8th Avenue Food & Provisions, Inc. +, a	Cash 3.75% + L^	11/13/18	10/01/25	Senior	$1,447,500	$1,230,114

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments —

June 30, 2022 (Unaudited) (continued)

	Interest	Acquisition Date	Maturity Date	Investment Type	Principal	Fair Value**
Private Equity Investments (continued)
Direct Investments * (continued)
Direct Debt (continued)
Acrisure LLC +, a	Cash 3.75% + L (0.50% Floor)^^	08/18/21	02/13/27	Senior	$2,183,500	$2,049,761
Acrisure LLC +, a	Cash 3.50% + L^^	03/27/20	02/15/27	Senior	1,863,159	1,717,833
Acrisure LLC +, a	Cash 4.25% + L (0.50% Floor)^^	12/08/21	02/15/27	Senior	995,000	941,937
ADMI Corp. +, a	Cash 3.50% + L (0.50% Floor)^	07/14/21	12/23/27	Senior	1,389,500	1,279,215
AI Alpine AT BidCo GmBH +, a	Cash 3.00% + E###	11/30/18	10/31/25	Senior	1,415,436	1,210,378
Air Medical Group Holdings, Inc. +, a	Cash 4.75% + L (1.00% Floor)^^	02/25/21	10/02/25	Senior	985,000	918,513
AIT Buyer, LLC +, a	Cash 7.75% + L (0.75% Floor)^^	04/06/21	03/30/29	Second Lien	6,860,000	6,781,796
AIT Worldwide Logistics, Inc. +, a	Cash 4.75% + L (0.75% Floor)^^	04/19/21	03/31/28	Senior	2,593,500	2,381,157
Alliant Holdings Intermediate, LLC +, a	Cash 3.25% + L^	06/03/19	05/09/25	Senior	1,261,000	1,200,201
Alliant Holdings Intermediate, LLC +, a	Cash 3.50% + L (0.50% Floor)^	12/08/21	11/05/27	Senior	1,592,000	1,487,525
Amneal Pharmaceuticals, Inc. +, a	Cash 3.5% + L^^	06/03/22	05/04/25	Senior	2,992,164	2,715,389
Apex Group Treasury Limited +, a	Cash 3.75% + L (0.50% Floor)^^	08/27/21	07/27/28	Senior	1,687,250	1,598,669
Apex Group Treasury LLC +, a, f	Cash 3.75% + L (0.50% Floor)^^	11/09/21	07/27/28	Senior	400,000	380,000
Apex Tool Group +, a	Cash 5.25% + SF (0.50% Floor)vv	02/22/22	02/08/29	Senior	1,000,000	884,170
Applovin Corporation +, a	Cash 3.25% + L^^	03/24/21	08/15/25	Senior	984,694	944,075
Applovin Corporation +, a	Cash 3.00% + L (0.50% Floor)^^	12/08/21	10/25/28	Senior	1,396,500	1,329,007
AQA Acquisition Holding, Inc. +, a	Cash 4.25% + L (0.50% Floor)^^	03/18/21	03/03/28	Senior	1,089,000	1,052,704
AqGen Island Holdings, Inc. +, a	Cash 6.50% + L (0.50% Floor)^^	08/19/21	08/02/29	Second Lien	7,049,750	6,609,141
athenahealth Group Inc. +, a, e	Cash 3.50% + SF (0.50% Floor)vv	02/23/22	02/15/29	Senior	2,821,739	2,605,410
athenahealth Group Inc. +, a, e, f	Cash 3.50% + SF (0.50% Floor)vv	01/27/22	02/15/29	Senior	478,261	(2,391)
Avantor, Inc. +, a	Cash 2.00% + L (1.00% Floor)^	12/22/17	11/21/24	Senior	983,877	1,192,741
Banff Guarantor Inc. +, a	Cash 5.50% + L (0.50% Floor)^^	01/31/22	02/27/26	Second Lien	1,700,000	1,603,321
Banff Merger Sub Inc. +, a, f	Cash 5.50% + L (0.50% Floor)^^	01/31/22	02/27/26	Senior	373,912	349,297
Barracuda Networks, Inc. +, a	Cash 6.75% + L (0.75% Floor)^^	11/06/20	10/22/28	Second Lien	821,918	825,041
Barracuda Networks, Inc. +, a, f	Cash 7.00% + SF (0.50% Floor)vv	05/17/22	05/17/30	Second Lien	4,000,000	4,020,000
Bausch & Lomb Inc. +, a	Cash 3.25% + SF (0.5% Floor)vv	05/18/22	05/10/27	Senior	2,300,000	2,139,966
Bella Holding Company, LLC +, a	Cash 3.75% + L (0.75% Floor)^	05/13/21	04/01/28	Senior	3,573,000	3,346,347
BI Gen Holdings, Inc. +, a	Cash 4.25% + L^^	10/04/18	09/05/25	Senior	1,447,500	1,399,552
BI Gen Holdings, Inc. +, a	Cash 8.13% + L (1.00% Floor)^^	12/21/20	08/31/26	Second Lien	1,950,000	1,950,000
BK LC Lux SPV S.à.r.l. +, a	Cash 3.25% + L (0.50% Floor)^^^	07/09/21	04/28/28	Senior	1,885,750	1,733,721
Blackhawk Network Holdings, Inc. +, a	Cash 3.00% + L^^	08/12/19	06/15/25	Senior	967,254	919,801
BlueConic Holding, Inc. +, a	Cash 5.75% + L (0.75% Floor)^^	01/27/22	01/27/28	Senior	18,912,000	17,919,120
Boxer Parent Company Inc. +, a	Cash 3.75% + L^^	10/18/18	10/02/25	Senior	2,450,960	2,283,988
Brookfield WEC Holdings, Inc. +, a	Cash 2.75% + L (0.50% Floor)^	09/12/18	08/01/25	Senior	979,852	929,512
Brown Group Holding, LLC +, a, f	Cash 3.75% + SF (0.50% Floor)vv	06/09/22	07/02/29	Senior	1,000,000	962,080
Burger Bossco Intermediate, Inc. +, a	Cash 4.25% + L (1.00% Floor)^	01/01/21	04/25/24	Senior	152,000	135,318
Burger Bossco Intermediate, Inc. +, a	PIK 10.00% + L (1.00% Floor)^^	12/31/20	04/25/25	Second Lien	321,901	179,411
BYJU's Alpha, Inc. +, a	Cash 5.50% + L (0.75% Floor)^^	01/19/22	11/24/26	Senior	2,394,000	2,046,870
Campaign Monitor (UK) Limited +, a	Cash 7.90% + L (1.00% Floor)^^	01/01/21	11/06/25	Second Lien	183,333	178,328
Campaign Monitor (UK) Limited +, a	Cash 8.90% + L (1.00% Floor)^^	01/01/21	11/06/25	Second Lien	1,466,667	1,426,627
CapitalSpring Finance Company, LLC +, a	Cash 8.00%	03/01/17	02/10/23	Mezzanine	7,167,246	7,122,809
CapitalSpring Finance Company, LLC +, a	PIK 5.00%	03/01/17	02/10/23	Mezzanine	3,316,264	2,656,326
Carestream Dental Equipment, Inc. +, a	Cash 4.50% + L (0.50% Floor)^^	11/26/21	09/01/24	Senior	1,376,009	1,370,229
Carestream Dental Equipment, Inc. +, a	Cash 8.00% + L (1.00% Floor)^^	11/26/21	09/01/25	Second Lien	3,000,000	2,925,000

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments —

June 30, 2022 (Unaudited) (continued)

	Interest	Acquisition Date	Maturity Date	Investment Type	Principal	Fair Value**
Private Equity Investments (continued)
Direct Investments * (continued)
Direct Debt (continued)
Cengage Learning, Inc. +, a	Cash 4.75% + L (1.00% Floor)^^	08/06/21	07/14/26	Senior	$1,393,000	$1,262,901
Central Parent Inc. +, a, f	Cash 4.50% + SF (0.50% Floor)vv	06/09/22	07/06/29	Senior	1,000,000	948,010
Charter NEX US, Inc. +, a	Cash 4.25% + L (0.75% Floor)^	05/31/19	12/01/27	Senior	1,445,514	1,367,369
Cheniere Energy Partners +, a	Cash 3.75% + L (0.50% Floor)^^	06/09/21	06/04/28	Senior	3,267,000	3,109,024
Clydesdale Acquisition Holdings, Inc. +, a	Cash 4.25% + SF (0.50% Floor)vv	04/19/22	04/13/29	Senior	1,300,000	1,218,425
CommScope, Inc. +, a	Cash 3.25% + L^	04/26/19	04/06/26	Senior	2,468,654	2,224,874
ConnectWise, LLC +, a	Cash 3.50% + L (0.75% Floor)^^	10/06/21	09/29/28	Senior	1,695,750	1,553,731
Conservice Midco, LLC, +, a	Cash 4.25% + L^^	05/18/20	05/13/27	Senior	1,670,250	1,588,825
Conterra Ultra Broadband Holdings, Inc. +, a	Cash 4.70% + L (1.00% Floor)^	06/06/19	04/30/26	Senior	1,649,030	1,585,477
ConvergeOne Holdings, Inc. +, a	Cash 5.00% + L^	03/27/19	04/01/26	Senior	2,902,500	2,496,150
ConvergeOne Holdings, Inc. +, a	Cash 8.50% + L^	04/15/19	01/04/27	Second Lien	31,200,000	27,612,000
Convergint Tech LLC +, a	Cash 6.75% + L (0.75% Floor)^	04/12/21	03/30/29	Second Lien	1,400,000	1,358,000
Cornerstone OnDemand, Inc. +, a	Cash 3.75% + L (0.50% Floor)^	10/22/21	10/16/28	Senior	1,197,000	1,078,294
Critical Start +, a	Cash 5.25% + SF (0.75% Floor)vv	05/18/22	05/18/28	Senior	8,092,500	7,917,702
Critical Start, Inc. +, a	Cash 6.00% + SF (0.75% Floor)vv	05/18/22	05/18/28	Senior	1,798,333	1,763,067
Crown Subsea Communications Holding, Inc. +, a	Cash 5.00% + L (0.75% Floor)^^	05/05/21	04/27/27	Senior	4,487,671	4,308,164
CSC Holdings, LLC +, a	Cash 2.50% + L^	08/11/21	04/15/27	Senior	3,473,350	3,238,534
CSC Holdings, LLC +, a	Cash 2.25% + L^	12/07/18	01/15/26	Senior	2,907,350	2,713,517
DCert Buyer, Inc. +, a	Cash 4.00% + L^	10/24/19	10/16/26	Senior	1,958,693	1,859,133
Deerfield Dakota Holding, LLC +, a	Cash 3.75% + SF (1.00% Floor)vv	06/01/20	04/09/27	Senior	982,500	923,142
Delta 2 (Lux) S.A.R.L +, a	Cash 2.50% + L (1.00% Floor)^	03/01/18	02/01/24	Senior	1,997,500	1,957,250
Delta Topco, Inc. +, a	Cash 3.75% + L (0.75% Floor)^^	01/06/21	12/01/27	Senior	2,079,000	1,889,291
DexKo Global Inc. +, a	Cash 3.75% + L (0.50% Floor)^^	10/07/21	10/04/28	Senior	1,340,640	1,238,751
DexKo Global Inc. +, a	Cash 3.75% + L (0.50% Floor)^^	10/07/21	09/22/28	Senior	256,000	236,544
DG Investment Intermediate Holdings 2, Inc. +, a	Cash 3.50% + L (0.75% Floor)^	04/23/21	03/31/28	Senior	1,287,073	1,207,143
Diligent Corporation +, a	Cash 6.25% + L (1.00% Floor)^^	01/19/18	08/04/25	Senior	28,992,143	29,292,839
EAB Global, Inc. +, a	Cash 3.50% + L^^	08/25/21	06/28/28	Senior	2,194,500	2,071,059
ECI Macola/Max Holding, LLC +, a	Cash 3.75% + L (0.75% Floor)^^	09/13/21	11/09/27	Senior	1,682,915	1,586,147
Element Materials Technology Group US Holdings Inc.(EM Midco 2 US LLC) +, a, f	Cash 4.25% + SF (0.50% Floor)vv	04/12/22	06/22/29	Senior	1,000,000	962,190
Endurance International Group Holdings, Inc. +, a	Cash 3.50% + L (0.75% Floor)^^	04/28/21	02/10/28	Senior	3,880,500	3,502,151
Energizer Holdings, Inc. +, a	Cash 2.25% + L (0.50% Floor)^	01/14/21	12/22/27	Senior	987,500	941,828
Engineered Machinery Holdings, Inc. +, a	Cash 3.75% + L (0.75% Floor)^^	08/16/21	05/21/28	Senior	1,592,000	1,507,425
Envision Healthcare Holdings, Inc. +, a	Cash 4.50% + SF (1.00% Floor)v	04/29/22	04/29/28	Second Lien	40,710,778	38,017,013
Epiq Systems +, a	Cash 4.75% + SF (0.75% Floor)v	06/02/22	04/26/29	Senior	4,000,000	3,760,000
Evergreen Services Group +, a	Cash 6.00% + SF (0.75% Floor)vv	06/15/22	06/14/29	Senior	7,989,432	7,829,644
Explorer Holdings, Inc. +, a	Cash 8.00% + L (0.50% Floor)^	02/04/20	02/04/28	Second Lien	19,491,899	18,601,118
Femur Buyer, Inc. +, a	Cash 4.50% + L^^	03/26/19	03/05/26	Senior	2,910,000	—
Filtration Group Corporation +, a	Cash 3.50% + L (0.50% Floor)^	11/01/21	10/21/28	Senior	2,084,250	1,955,714
First Student Bidco Inc. +, a, f	Cash 3.00% + L (0.50% Floor)^^	08/11/21	08/21/28	Senior	1,096,000	982,735
First Student Bidco, Inc. +, a, f	Cash 4.00% + SF (0.50% Floor)vv	06/29/22	07/21/28	Senior	1,000,000	920,000
Flynn Restaurant Group LP +, a	Cash 4.25% + L (0.50% Floor)^	12/10/21	11/22/28	Senior	2,288,500	2,145,480
Galls +, a	Cash 6.25% + L (1.00% Floor)^^	05/31/22	01/31/25	Senior	38,400	35,701
Galls, LLC +, a	Cash 6.25% + L (1.00% Floor)^^	12/22/20	01/31/25	Senior	479,448	446,299
GC EOS Buyer, Inc. +, a	Cash 4.50% + L^	07/18/19	08/01/25	Senior	3,918,981	3,900,307
GFL Environmental Inc. +, a	Cash 3.00% + L (1.00% Floor)^	12/05/18	05/30/25	Senior	1,190,850	1,171,498

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments —

June 30, 2022 (Unaudited) (continued)

	Interest	Acquisition Date	Maturity Date	Investment Type	Principal	Fair Value**
Private Equity Investments (continued)
Direct Investments * (continued)
Direct Debt (continued)
GHX Ultimate Parent Corporation +, a	Cash 3.25% + L (1.00% Floor)^^	09/17/18	06/22/24	Senior	$1,918,460	$1,839,324
Gopher Resource, LLC +, a	Cash 3.25% + L (1.00% Floor)^	07/09/21	03/06/25	Senior	2,960,543	2,448,369
Great American Outdoors Group, LLC +, a	Cash 3.75% + L (0.75% Floor)^^	05/14/21	03/06/28	Senior	1,773,101	1,621,944
GTT Communications, Inc. +, a	Cash 2.75% + L^^	07/02/18	05/31/25	Senior	2,163,692	1,710,366
Heartland Dental Holdings, Inc. +, a	Cash 3.50%	05/15/18	04/30/25	Senior	2,206,086	2,110,892
Heartland Dental Holdings, Inc. +, a	Cash 3.50% + L^	05/15/18	04/30/25	Senior	610,739	567,606
Heartland Dental, LLC +, a	Cash 4.00% + L^	06/21/21	04/30/25	Senior	992,500	931,293
Help/Systems Holdings Inc. +, a	Cash 6.75% + L (0.75% Floor)^^	11/05/21	11/19/27	Second Lien	3,600,000	3,501,000
Help/Systems Holdings Inc. +, a	Cash 4.00% + L (0.75% Floor)^^	06/25/21	11/19/26	Senior	4,146,970	3,904,642
Hornblower Sub, LLC +, a	Cash 4.50% + L^^	05/01/19	04/27/25	Senior	943,691	717,205
Husky Injection Molding Systems Ltd. +, a	Cash 3.25% + L (1.00% Floor)^^	07/15/19	03/28/25	Senior	967,169	890,521
Hyland Software Inc. +, a	Cash 3.50% + L (0.75% Floor)^^	10/27/20	07/01/24	Senior	2,976,962	2,882,071
Idera, Inc. +, a	Cash 3.75% + L (0.75% Floor)^	12/17/18	06/27/24	Senior	1,254,507	1,161,987
Imperial Dade +, a	Cash 4.63% + SF (0.50% Floor)vv	06/24/22	06/11/26	Senior	997,500	940,144
Indy US Bidco, LLC +, a	Cash 3.75% + L^^	03/29/21	03/06/28	Senior	989,113	922,348
Iris Holdings Inc. +, a, f	Cash 4.75% + SF (0.50% Floor)vv	06/15/22	06/28/28	Senior	2,250,000	2,060,640
KCIBT Intermediate II, Inc. +, a	Cash 1.00% + L (1.00% Floor)^^ + PIK 4.25% + L (1.00% Floor)^^	12/23/20	06/01/25	Senior	237,334	186,096
KENE Acquisition, Inc. +, a	Cash 8.25% + L^^	12/15/21	08/08/27	Second Lien	175,500	168,603
KENE Acquisition, Inc. +, a	Cash 8.25% + L (1.00% Floor)^^	01/01/21	08/09/27	Second Lien	1,462,500	1,405,024
Kingpin Intermediate Holdings LLC +, a	Cash 3.50% + L (1.00% Floor)^	10/05/18	07/03/24	Senior	1,320,508	1,263,891
Knowlton Development Corporation Inc. +, a	Cash 3.75% + L^^	06/24/22	12/22/25	Senior	1,500,000	1,408,830
KSLB Holdings, LLC +, a	Cash 8.75% + L (1.00% Floor)^	01/01/21	07/30/26	Second Lien	3,212,308	2,739,456
LBM Acquisition, LLC +, a	Cash 3.25% + L (0.75% Floor)^	09/07/21	12/17/27	Senior	3,277,959	2,709,774
LogMeIn, Inc. +, a	Cash 4.75% + L^	09/03/20	08/31/27	Senior	4,950,000	3,823,875
LSCS Holdings, Inc. +, a	Cash 4.50% + L (0.50% Floor)^^	02/14/22	12/16/28	Senior	2,587,000	2,464,117
LTI Holdings, Inc. +, a	Cash 3.50% + L^	10/22/18	09/06/25	Senior	962,500	896,728
Lucid Energy Group II Borrower, LLC +, a	Cash 3.00% + L (1.00% Floor)^^	08/06/21	02/17/25	Senior	1,989,845	1,970,295
Lucid Energy Group II Borrower, LLC +, a	Cash 4.25% + L (0.75% Floor)^^	12/08/21	11/24/28	Senior	2,992,500	2,963,099
Magenta Buyer LLC +, a	Cash 8.25% + L (0.75% Floor)^^	10/13/21	07/27/29	Second Lien	2,000,000	1,838,330
Magenta Buyer LLC +, a	Cash 5.00% + L (0.75% Floor)^^	08/02/21	07/27/28	Senior	3,482,500	3,145,150
MajorDrive Holdings IV LLC +, a	Cash 4.00% + L (0.50% Floor)^^	06/10/21	06/01/28	Senior	992,500	905,349
Marnix SAS +, a	Cash 4.00% + L (0.50% Floor)^^	12/17/21	08/04/28	Senior	1,488,750	1,451,531
Maverick Bidco, Inc. +, a	Cash 6.75% + L (0.75% Floor)^^	05/26/21	05/18/29	Second Lien	6,603,000	6,299,922
McAfee Inc. +, a	Cash 4.00% + S>>	03/09/22	03/01/29	Senior	2,600,000	2,373,800
Medline Borrower, L.P. +, a	Cash 3.25% + L (0.50% Floor)^^	11/03/21	10/23/28	Senior	1,094,500	1,016,178
Mercury Borrower, Inc. +, a	Cash 6.50% + L (0.50% Floor)^^	04/11/22	08/02/29	Second Lien	900,000	843,750
Messer Industries GmbH, Inc. +, a	Cash 2.50% + L^^	04/26/19	03/01/26	Senior	1,172,028	1,123,319
MetroNet Systems Holdings, LLC +, a	Cash 3.75% + L (0.75% Floor)^^	06/14/21	06/02/28	Senior	4,433,607	4,117,713
MetroNet Systems Holdings, LLC +, a	Cash 3.75% + L (0.75% Floor)^^	06/14/21	06/02/28	Senior	337,456	313,413
Michaels Stores, Inc. +, a	Cash 4.25% + L (0.75% Floor)^^	04/26/21	04/15/28	Senior	2,178,000	1,809,101
Mirion Technologies, Inc. +, a	Cash 2.75% + L (0.50% Floor)^^	11/05/21	10/20/28	Senior	1,191,000	1,130,706
Mitchell International, Inc. +, a	Cash 3.75% + L (0.50% Floor)^	10/21/21	10/15/28	Senior	3,790,500	3,443,044
Mitchell International, Inc. +, a	Cash 6.50% + L (0.50% Floor)^	10/26/21	10/15/29	Second Lien	1,000,000	949,845

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments —

June 30, 2022 (Unaudited) (continued)

	Interest	Acquisition Date	Maturity Date	Investment Type	Principal	Fair Value**
Private Equity Investments (continued)
Direct Investments * (continued)
Direct Debt (continued)
MJH Healthcare Holdings, LLC +, a	Cash 3.50% + SF (0.50% Floor)v	04/08/22	01/28/29	Senior	$1,700,000	$1,615,000
Mks Instruments, Inc. +, a, f	Cash 2.75% + SF (0.50% Floor)vv	04/11/22	04/11/29	Senior	1,000,000	959,500
National Spine & Pain Centers, LLC +, a	Cash 5.00% + L (1.00% Floor)^	01/01/21	06/02/24	Senior	528,638	522,928
Navicure, Inc. +, a	Cash 4.00% + L^^	11/19/19	10/22/26	Senior	1,962,424	1,864,303
Navicure, Inc. +, a	Cash 4.00% + L^^	09/29/20	10/22/26	Senior	982,424	933,303
NEP Group, Inc. +, a	Cash 3.25% + L^^	02/10/22	10/20/25	Senior	1,974,425	1,845,268
NEP Group, Inc. +, a	Cash 4.00% + L (0.50% Floor)^^	12/06/21	10/20/25	Senior	1,895,250	1,811,148
Netsmart, Inc. +, a	Cash 3.75% + L (1.00% Floor)^	07/16/18	04/19/23	Senior	966,435	922,143
Netsmart, Inc. +, a	Cash 3.75% + L (1.00% Floor)^	05/20/19	04/19/23	Senior	1,267,157	1,209,083
Nexstar Broadcasting +, a	Cash 2.50% + L^	10/02/19	09/21/26	Senior	853,655	843,752
Nortonlifelock Inc. +, a, f	Cash 2.00% + SF (0.50% Floor)vv	01/28/22	01/28/29	Senior	2,400,000	2,281,800
NSM Top Holdings Corp. +, a	Cash 5.25% + L^	11/26/19	11/16/26	Senior	1,462,500	1,424,183
nThrive Health Inc. +, a	Cash 4.00% + L (0.50% Floor)^^	05/24/22	12/18/28	Senior	1,995,000	1,855,350
Oceankey (U.S.) II Corp. +, a	Cash 3.50% + L (0.50% Floor)^	01/06/22	12/15/28	Senior	1,895,250	1,795,749
OEConnection LLC +, a	Cash 4.00% + L^^	10/28/19	09/25/26	Senior	2,944,063	2,737,978
OneDigital Borrower LLC +, a	Cash 4.25% + L (0.50% Floor)^^	12/11/20	11/16/27	Senior	2,546,500	2,419,175
OneDigital Borrower LLC +, a	Cash 4.50% + L (0.75% Floor)^^	12/11/20	11/16/27	Senior	232,270	220,657
Osmose Utilities Services, Inc. +, a	Cash 3.25% + L (0.50% Floor)^^	09/01/21	06/23/28	Senior	2,481,250	2,225,383
PAI Holdco, Inc. +, a	Cash 3.50% + L (1.00% Floor)^^	11/09/20	10/22/27	Senior	1,188,000	1,124,145
Panther BF Aggregator 2 L.P. +, a	Cash 3.25% + L^	05/14/19	04/30/26	Senior	1,014,249	945,788
Pearl Intermediate Parent, LLC +, a	Cash 2.75% + L^	03/16/18	02/14/25	Senior	3,636,166	3,404,213
Pearl Intermediate Parent, LLC +, a	Cash 6.25% + L^	01/01/21	02/13/26	Second Lien	600,000	2,349,012
Peraton Corp. +, a	Cash 3.75% + L (0.75% Floor)^^	04/12/21	02/01/28	Senior	1,949,725	1,836,397
PetVet Care Centers, LLC +, a	Cash 3.25% + L^	04/12/19	02/14/25	Senior	1,157,895	1,090,349
PetVet Care Centers, LLC +, a	Cash 3.50% + L (0.75% Floor)^^	08/18/21	02/14/25	Senior	989,822	936,203
PG&E Corporation +, a	Cash 4.50% + L (1.00% Floor)^^	08/11/20	06/23/25	Senior	1,960,000	1,856,365
Phoenix Newco, Inc. +, a	Cash 3.50% + L (0.50% Floor)^^	12/07/21	11/15/28	Senior	3,000,000	2,847,750
Pluto Acquisition I, Inc. +, a	Cash 4.00% + L^^	07/02/21	06/20/26	Senior	1,687,250	1,476,344
PODS, LLC. +, a	Cash 3.00% + L (0.75% Floor)^	04/16/21	03/31/28	Senior	1,283,799	1,200,352
Polaris Newco, LLC +, a	Cash 4.00% + L (0.50% Floor)^	06/15/21	06/02/28	Senior	1,194,000	1,108,331
Potters Industries, LLC +, a	Cash 4.00% + L (0.75% Floor)^^	12/17/20	12/14/27	Senior	987,500	943,063
Pre-Paid Legal Services, Inc. +, a	Cash 7.00% + L (0.50% Floor)^^	01/18/22	12/14/29	Senior	3,700,000	3,661,520
Pregis TopCo LLC +, a	Cash 4.00% + L (0.75% Floor)^^	12/23/20	07/31/26	Senior	992,500	940,394
Pretium PKG Holdings, Inc. +, a	Cash 6.75% + L (0.50% Floor)^^	10/05/21	10/01/29	Second Lien	1,800,000	1,597,500
Procera Networks, Inc. +, a	Cash 4.50% + L^^	11/20/18	10/31/25	Senior	1,144,395	1,098,619
Project Boost Purchaser, LLC +, a	Cash 3.50% + L^^	07/19/19	06/01/26	Senior	1,750,500	1,649,531
Project Leopard Holdings, Inc. +, a	Cash 5.25% + SF (0.50% Floor)vv	06/15/22	07/20/29	Senior	3,000,000	2,775,000
Prometric Holdings, Inc. +, a	Cash 7.50% + L (1.00% Floor)^	01/29/18	01/29/26	Second Lien	14,154,350	14,684,736
Quintiles IMS Inc. +, a	Cash 2.00% + E (0.50% Floor)##	06/22/18	06/11/25	Senior	2,803,629	2,427,697
Radiate HoldCo, LLC +, a	Cash 3.50% + L (0.75% Floor)^	07/16/19	09/25/26	Senior	995,000	921,828
Radiology Partners, Inc. +, a	Cash 4.25% + L^	01/01/21	07/09/25	Senior	2,403,933	2,169,562
Radwell Parent, LLC +, a	Cash 5.75% + SF (0.75% Floor)vv	04/01/22	04/01/28	Senior	756,400	745,490
Radwell Parent, LLC +, a	Cash 5.75% + SF (0.75% Floor)vv	04/06/22	04/01/29	Senior	14,182,582	13,724,484
RBMedia +, a	Cash 4.00% + L^^	06/17/22	08/29/25	Senior	2,000,000	1,903,750
RC Buyer, Inc. +, a	Cash 6.50% + L (0.75% Floor)^^	08/03/21	07/26/29	Second Lien	2,800,000	2,765,000
RealPage, Inc. +, a	Cash 3.25% + L (0.50% Floor)^^	04/26/21	04/24/28	Senior	3,980,000	3,691,450
Red Planet Borrower, LLC +, a	Cash 3.75% + L (0.50% Floor)^^	10/04/21	10/02/28	Senior	2,183,500	1,929,668
Redstone Holdco 2 L.P. +, a	Cash 4.75% + L (0.75% Floor)^^	05/10/21	04/27/28	Senior	3,781,000	3,270,565
Redstone Holdco 2 L.P. +, a	Cash 7.75% + L (0.75% Floor)^^	05/03/21	04/16/29	Second Lien	3,000,000	2,598,000
Refficiency Holdings LLC +, a	Cash 4.00% + L (0.75% Floor)^	02/04/21	12/16/27	Senior	1,487,117	1,406,724
Refficiency Holdings LLC +, a	Cash 3.75% + L (0.75% Floor)^	02/04/21	12/16/27	Senior	19,752	18,684
Rent-A-Center, Inc. +, a	Cash 4.00% + L (0.75% Floor)^^	03/02/21	02/17/28	Senior	987,500	892,453

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments —

June 30, 2022 (Unaudited) (continued)

	Interest	Acquisition Date	Maturity Date	Investment Type	Principal	Fair Value**
Private Equity Investments (continued)
Direct Investments * (continued)
Direct Debt (continued)
Restaurant Technologies, Inc. +, a	Cash 4.25% + SF (0.50% Floor)vv	04/06/22	04/02/29	Senior	$3,491,250	$3,360,328
Restoration Hardware, Inc. +, a	Cash 3.25% + SF (0.50% Floor)vv	05/24/22	10/20/28	Senior	4,500,000	4,080,015
RLG Holdings, LLC +, a	Cash 4.25% + L (0.75% Floor)^^	07/19/21	07/10/28	Senior	1,990,000	1,865,625
Rocket Software, Inc. +, a	Cash 4.25% + L^	12/05/18	11/28/25	Senior	2,634,520	2,463,276
Rough Country, LLC +, a	Cash 3.50% + L (0.75% Floor)^^	08/03/21	07/26/28	Senior	1,876,250	1,794,943
S2P Acquisition Borrower, Inc +, a	Cash 3.75% + L^	10/07/19	08/14/26	Senior	972,500	931,169
Sabre GLBL Inc. +, a	Cash 3.50% + L (0.50% Floor)^	08/09/21	12/17/27	Senior	1,881,000	1,771,676
Safe Fleet Holdings LLC +, a, b	Cash 3.75% + SF (0.50% Floor)vv	03/04/22	02/23/29	Senior	3,900,000	3,657,478
SCIH Salt Holdings, Inc. +, a	Cash 4.00% + L (1.00% Floor)^^	04/17/20	03/16/27	Senior	808,298	728,681
Senneca Holdings, Inc. +, a	PIK 11.00%	01/01/21	05/11/26	Second Lien	1,304,453	3
Senneca Holdings, Inc. +, a	PIK 10.00%	01/01/21	11/11/25	1.5 Lien	1,210,833	1
Shearer's Foods, LLC +, a	Cash 3.50% + L (0.75% Floor)^^	09/25/20	09/23/27	Senior	33,166	30,181
Shearer's Foods, LLC +, a	Cash 3.50% + L (1.00% Floor)^^	05/17/18	09/23/27	Senior	3,080,954	2,830,968
Shearer's Foods, LLC +, a	Cash 7.75% + L (1.00% Floor)^^	10/14/20	09/22/28	Second Lien	1,000,000	997,500
Shermco Intermediate Holdings, Inc. +, a	Cash 4.50% + L (1.00% Floor)^	06/05/18	06/05/24	Senior	25,428,575	25,322,832
Skopima Consilio Parent LLC +, a	Cash 4.00% + L (0.50% Floor)^^	05/18/21	04/30/28	Senior	6,649,750	6,182,605
Sorenson Communications, LLC +, a	Cash 5.50% + L (0.75% Floor)^^	03/23/21	03/12/28	Senior	2,625,000	2,575,781
Sound Inpatient Physicians, Inc +, a	Cash 2.75% + L^	08/23/18	06/27/25	Senior	1,340,500	1,209,801
Sovos Compliance, LLC +, a	Cash 4.50% + L (0.50% Floor)^^	08/16/21	08/11/28	Senior	1,693,758	1,601,305
SS&C Technologies, Inc. +, a	Cash 1.75% + L^	12/07/18	04/16/25	Senior	2,180,107	2,093,666
SSH Group Holdings, Inc. +, a	Cash 4.25% + L^^	09/11/18	07/30/25	Senior	957,663	899,246
SSH Group Holdings, Inc. +, a	Cash 8.25% + L^^	01/01/21	07/30/26	Second Lien	2,787,335	2,590,480
SSH Group Holdings, Inc.. +, a	Cash 4.25% + L^^	06/05/19	07/30/25	Senior	2,418,342	2,270,823
Standard Industries Inc. +, a	Cash 2.50% + L (0.50% Floor)^^	10/26/21	09/22/28	Senior	637,750	—
Star US Bidco, LLC +, a	Cash 4.25% + L (1.00% Floor)^	04/24/20	03/17/27	Senior	1,270,322	1,216,333
SuperMoose Borrower, LLC +, a	Cash 3.75% + L^^	10/16/18	08/29/25	Senior	965,000	866,493
Tank Holding Corp. +, a	Cash 6.00% + SF (0.75% Floor)vv	03/31/22	03/31/28	Senior	795,545	780,219
Tank Holdings Corporation +, a	Cash 6.00% + L (0.75% Floor)^	04/11/22	03/31/28	Senior	21,546,000	20,684,160
TecoStar Holdings, Inc. +, a	Cash 8.50% + L (1.00% Floor)^^	01/01/21	11/01/24	Second Lien	525,000	480,533
Telenet Financing USD LLC +, a	Cash 2.00% + L^	04/27/20	04/30/28	Senior	2,400,000	2,217,996
Tivity Health Inc +, a	Cash 6.00% + SF (0.75% Floor)vv	06/28/22	06/28/29	Senior	15,651,000	15,416,235
TLP Acquisition Holdings, LLC +, a	Cash 8.00% + L (1.00% Floor)^	02/26/19	02/26/26	Mezzanine	43,551,847	42,628,547
Tory Burch LLC +, a	Cash 3.50% + L (0.50% Floor)^	04/30/21	04/16/28	Senior	992,500	894,803
Tosca Services LLC +, a	Cash 3.50% + L (0.75% Floor)^	08/21/20	08/18/27	Senior	985,000	889,785
Trident TPI Holdings, Inc. +, a	Cash 4.00% + L (0.50% Floor)^^	09/22/21	09/15/28	Senior	1,609,401	1,517,263
Trilon Group +, a	Cash 5.75% + SF (0.75% Floor)v	06/02/22	05/27/29	Senior	5,250,000	5,145,000
Trilon Group, LLC +, a	Cash 5.75% + SF (1.00% Floor)vv	05/27/22	05/27/29	Senior	1,050,000	1,039,613
Triton Water Holdings, Inc. +, a	Cash 3.50% + L (0.50% Floor)^^	04/19/21	03/31/28	Senior	1,386,001	1,232,848
UKG Inc. +, a	Cash 3.25% + L (0.75% Floor)^^	07/13/20	05/04/26	Senior	985,069	931,043
Upstream Newco, Inc. +, a	Cash 4.25% + L^	08/04/21	11/20/26	Senior	3,473,750	3,198,751
Utz Quality Foods, LLC +, a	Cash 3.00% + L^^	01/29/21	01/20/28	Senior	3,644,506	3,487,793
VeriFone Systems, Inc. +, a	Cash 4.00% + L^^	09/25/18	08/20/25	Senior	3,570,203	3,261,523
Vetcor Acquisition LLC +, a	Cash 6.50% + L (0.75% Floor)^^	12/03/21	07/02/26	Second Lien	74,304	71,696
Vetcor Professional Practices LLC +, a	Cash 6.50% + L^^	01/01/21	07/02/26	Second Lien	3,603,333	3,476,856
Virtusa Corporation +, a	Cash 3.75% + SF (0.75% Floor)vv	02/28/22	02/11/28	Senior	2,194,500	2,081,121
Vision Solutions, Inc. +, a	Cash 4.25% + L (0.75% Floor)^^	05/06/21	03/19/28	Senior	2,300,000	2,057,063
Vision Solutions, Inc. +, a	Cash 7.25% + L (0.75% Floor)^^	09/07/21	04/23/29	Second Lien	3,880,500	3,540,956
VS Buyer, LLC +, a	Cash 3.00% + L^^	04/10/20	02/28/27	Senior	1,955,000	1,842,588

Weld North Education LLC +, a	Cash 3.75% + L (0.75% Floor)^^	01/06/21	12/15/27	Senior	1,280,500	1,220,739
West Corporation +, a	Cash 3.50% + L (1.00% Floor)^^	04/20/18	10/10/24	Senior	1,550,146	1,337,324
Whatabrands LLC +, a	Cash 3.25% + L (0.50% Floor)^	08/05/21	07/21/28	Senior	2,985,000	2,806,840

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments —

June 30, 2022 (Unaudited) (continued)

	Interest	Acquisition Date	Maturity Date	Investment Type	Principal	Fair Value**
Private Equity Investments (continued)
Direct Investments * (continued)
Direct Debt (continued)
Woof Holdings, Inc. +, a	Cash 7.25% + L (0.75% Floor)^^	01/08/21	12/22/28	Second Lien	$7,200,000	$6,948,000
WP CityMD Bidco LLC +, a	Cash 3.75% + L (1.00% Floor)^^	09/01/19	08/13/26	Senior	2,940,356	2,774,226
WP CityMD Bidco LLC +, a	Cash 3.25% + L (0.50% Floor)^^	12/28/21	08/13/28	Senior	2,992,500	2,823,424
WWEX UNI TopCo Holdings, LLC +, a	Cash 4.25% + L (0.75% Floor)^^	08/03/21	07/26/28	Senior	2,693,250	2,469,172
Zacapa S.a r.l. +, a	Cash 4.25% + SF (0.50% Floor)vv	07/31/18	07/02/25	Senior	2,235,896	2,093,637
Zayo Group Holdings, Inc. +, a	Cash 3.00% + L^	04/24/20	03/09/27	Senior	2,919,474	2,621,687
Total North America (5.97%)						702,976,086
Rest of World (0.27%)
AI Sirona (Luxembourg) Acquisition S.à.r.l. +, a	Cash 4.50% + L^	10/05/18	07/10/25	Senior	$22,171,514	$18,879,242
AI Sirona (Luxembourg) Acquisition S.à.r.l. +, a	Cash 3.75% + E#	10/05/18	09/29/25	Senior	2,401,128	1,938,173
AI Sirona (Luxembourg) Acquisition S.à.r.l. +, a	Cash 7.25% + E#	10/11/18	09/28/26	Second Lien	13,678,916	11,264,236
Total Rest of World (0.27%)						$32,081,651
Western Europe (2.37%)
Acuris Finance US, Inc. +, a	Cash 4.00% + L (0.50% Floor)^^	03/11/21	02/16/28	Senior	$677,083	$640,690
AD Education +, a	PIK 8.50%	06/21/22	03/30/29	Mezzanine	11,891,373	11,556,697
AEA International Holdings (Luxembourg) S.à.r.l. +, a	Cash 3.75% + L (0.50% Floor)^^	09/15/21	08/09/28	Senior	2,288,500	2,191,239
AI Convoy (Luxembourg) S.à.r.l. +, a	Cash 3.50% + L (1.00% Floor)^^	05/20/20	01/18/27	Senior	1,851,958	1,775,565
AI PLEX AcquiCo GmbH +, a	Cash 4.75% + L^^^	08/23/19	07/31/26	Senior	4,894,850	4,111,674
Albion Financing 3 S.à.r.l. +, a	Cash 5.25% + L (0.50% Floor)^^	01/14/22	07/31/26	Senior	2,487,500	2,386,445
Alcumus +, a, e	Cash 6.00% + S>>	03/09/22	03/09/29	Senior	930,044	—
Alcumus +, a	Cash 6.00% + S>>	06/29/22	03/09/29	Senior	1,984,236	1,934,630
Altice France S.A. +, a	Cash 4.00% + L^^	01/27/21	08/14/26	Senior	2,964,181	2,716,850
Anticimex +, a	Cash 3.50% + L (0.50% Floor)^^	01/21/22	11/16/28	Senior	2,693,250	2,554,090
Asgard Investments B.V. +, a	Cash 5.75% + E##	03/15/22	03/15/29	Senior	13,721,320	12,632,484
Aston Finco S.à.r.l. +, a	Cash 4.25% + L^^	11/14/19	10/09/26	Senior	2,737,000	2,602,545
Aston Finco S.à.r.l. +, a	Cash 8.25% + L^^	10/25/19	10/09/27	Second Lien	36,733,592	33,279,935
Atlas Packaging GmbH +, a	Cash 7.75% + E###	01/01/21	07/31/26	Second Lien	3,016,905	2,503,971
Auris Luxembourg III S.à.r.l. +, a	Cash 3.75% + L^	04/04/19	02/27/26	Senior	971,220	881,382
Babar Bidco +, a	Cash 4.00% + E###	12/04/20	11/17/27	Senior	1,214,051	971,350
CD&R Firefly Bidco Limited +, a	Cash 4.75% + S>>>	08/31/18	06/23/25	Senior	5,199,152	4,470,205
CD&R Firefly Bidco Limited +, a	Cash 8.35% + S>>	06/22/21	06/12/26	Second Lien	19,485,767	17,094,177
CD&R Firefly Bidco Limited +, a	Cash 8.35% + S>>>	06/21/18	06/18/26	Second Lien	26,897,480	25,267,699
CEP V Investment 22 S.à.r.l. (Lux) +, a, f	PIK 8.25% + L^^^	02/28/22	08/31/30	Mezzanine	6,343,152	6,055,462
Cidron Kuma 2 S.à.r.l. +, a	Cash 7.00% + E (0.50% Floor)###	01/01/21	02/28/26	Second Lien	1,146,938	982,513
Compass IV Limited +, a	Cash 4.00% + E###	07/06/18	05/09/25	Senior	341,033	191,506
Constellation Automotive Group Limited +, a	Cash 4.75% + S>>>	09/03/21	07/28/28	Senior	1,387,192	1,073,517
Constellation Automotive Limited +, a	Cash 7.50% + S>>>	10/18/21	07/30/29	Second Lien	1,372,084	1,090,979
CTEC III GmbH +, a	Cash 3.75% + E##	03/29/18	03/07/25	Senior	4,055,926	3,063,543
Dragon Bidco Limited +, a	Cash 6.00% + S>>	03/09/22	03/09/29	Senior	8,941,459	7,849,066
EG Group Limited +, a	Cash 4.00% + L^	05/22/18	02/07/25	Senior	1,354,933	1,308,049
EG Group Limited +, a	Cash 4.00% + E##	06/20/18	02/07/25	Senior	1,877,044	1,440,987
Fugue Finance B.V. +, a	Cash 3.25% + E##	08/24/20	08/30/24	Senior	1,299,487	1,066,570
Fusilli AcquiCo S.à.r.l. +, a	Cash 6.00% + E###	01/27/22	10/12/23	Senior	1,114,648	888,591
Genesis Care Finance Pty Ltd. +, a	Cash 5.00% + L (1.00% Floor)^^^	07/28/20	05/14/27	Senior	2,156,000	1,617,000

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments —

June 30, 2022 (Unaudited) (continued)

	Interest	Acquisition Date	Maturity Date	Investment Type	Principal	Fair Value**
Private Equity Investments (continued)
Direct Investments * (continued)
Direct Debt (continued)
Grupo Iberica de Congelados, SA +, a	Cash 7.00% + E#	06/28/19	11/28/24	Senior	$1,043,612	$864,155
HIG Finance 2 Limited +, a, f	Cash 3.25% + L (0.75% Floor)^ + P 2.25% (1.75% Floor)	10/05/21	11/12/27	Senior	3,184,462	3,015,001
HNVR Holdco Limited +, a	Cash 5.50% + E###	01/25/22	09/12/27	Senior	1,691,173	1,334,196
Holding Socotec SAS +, a	Cash 4.25% + L (0.75% Floor)^^^	09/10/21	06/30/28	Senior	1,485,000	1,381,050
Hunter Douglas NV +, a	Cash 3.50% + SF (0.50% Floor)vv	03/07/22	02/26/29	Senior	1,800,000	1,556,163
Hunter Holdco 3 Limited +, a, f	Cash 4.25% + L (0.50% Floor)^^	08/26/21	08/19/28	Senior	2,799,473	2,945,640
Hurtigruten AS +, a	Cash 8.00% + E##	01/10/22	06/11/23	Senior	1,697,931	1,438,168
IGT Holding IV AB +, a	Cash 3.50% + L(0.50% Floor)^^^	07/21/21	03/31/28	Senior	1,876,250	1,754,294
International Park Holdings B.V. +, a	Cash 3.50% + L^^	11/16/21	06/13/24	Senior	2,967,557	2,560,623
ION Trading Finance Limited +, a	Cash 4.75% + L (1.00% Floor)^^	05/25/21	04/01/28	Senior	2,772,000	2,565,264
IWH UK Finco Limted +, a	Cash 4.00% + E###	02/28/18	11/28/24	Senior	5,886,679	4,994,141
Loire UK Midco 3 Limited +, a	Cash 3.75% + L (0.75% Floor)^^^	07/09/21	04/21/27	Senior	1,283,831	1,212,148
Loire UK Midco 3 Limited +, a	Cash 3.25% + L^^^	06/08/20	04/21/27	Senior	1,372,244	1,296,770
Mar Bidco S.à.r.l. +, a	Cash 4.25% + L^^	07/30/21	07/06/28	Senior	2,977,500	2,769,075
Matador Bidco S.à.r.l. +, a	Cash 4.75% + L^	11/12/19	10/15/26	Senior	3,392,109	3,293,518
Nomad Foods Limited +, a	Cash 2.25% + L^	07/02/18	05/15/24	Senior	1,534,996	1,490,589
Osmosis Buyer Limited +, a	Cash 3.75% + L (0.50% Floor)^^	08/03/21	07/30/28	Senior	5,000,000	4,571,900
OT Luxco 3 & Cy S.C.A. +, a	Cash 8.75% + E (1.00% Floor)###; PIK 9.00%	05/31/17	05/31/27	Mezzanine	28,203,492	26,055,944
Paradocs Holding S.à.r.l. +, a, f	Cash 3.75% + L (0.75% Floor)^^	06/02/21	02/17/28	Senior	1,876,250	1,744,913
Paysafe Group Holdings II Limited +, a	Cash 2.75% + L (0.50% Floor)^	01/21/22	06/28/28	Senior	992,481	916,189
PEARLS (Netherlands) Bidco B.V. +, a	Cash 4.00% + SFvvv	03/30/22	03/01/29	Senior	1,500,000	1,415,625
Pegasus BidCo B.V. +, a, f	Cash 4.25% + SF (0.50% Floor)vv	05/05/22	07/12/29	Senior	2,765,370	2,630,558
Rainbow Jvco Ltd. +, a	Cash 7.25% + E##; PIK 7.25%	02/24/22	02/24/30	Mezzanine	9,256,340	8,396,406
RivieraTopco S.à.r.l. +, a	PIK 8.50% + E (1.00% Floor)###	01/01/21	05/08/24	Mezzanine	1,947,859	1,607,285
Rouge Beachhouse B.V. +, a	Cash 4.50% + E##	10/15/18	07/25/25	Senior	579,174	510,940
Sapphire Bidco B.V. +, a	Cash 3.25% + E##	05/25/18	05/05/25	Senior	2,271,578	1,920,276
Seren Bidco AB +, a	Cash 7.25% + SR ¤¤	11/16/21	11/16/29	Second Lien	16,653,255	13,892,444
Sitel Group +, a	Cash 3.75% + L (0.50% Floor)^^	10/15/21	08/28/28	Senior	1,786,500	1,730,672
Starfruit Finco B.V. +, a, f	Cash 2.75% + L^^	11/14/18	10/01/25	Senior	1,782,423	2,635,216
Summer (BC) Bidco B LLC +, a	Cash 4.50% + L (0.75% Floor)^^	09/08/21	12/04/26	Senior	992,500	932,955
Sunshine Luxembourg VII S.à.r.l. +, a	Cash 3.75% + L (0.75% Floor)^^	10/22/19	10/01/26	Senior	2,752,650	2,560,309
Tahoe Subco 1 Ltd. +, a	Cash 3.50% + L (1.00% Floor)^^	03/20/18	06/13/24	Senior	2,313,463	2,091,384
team.blue Finco S.à.r.l. +, a	Cash 3.75% + E###	06/25/21	03/27/28	Senior	4,056,317	3,243,357
Vertical Midco GmbH +, a	Cash 3.50% + L^^^	09/09/20	07/30/27	Senior	3,948,078	3,708,745
Virgin Media Bristol, LLC +, a	Cash 2.50% + L^	02/07/18	01/31/28	Senior	5,486,250	5,166,920
Ziggo Financing Partnership +, a	Cash 2.50% + L^	02/27/20	04/30/28	Senior	2,500,000	2,338,713
Total Western Europe (2.37%)						278,740,957
Total Direct Debt (8.92%)						$1,049,945,968
Total Direct Investments (64.52%)						$7,591,573,540

	Acquisition Date	Fair Value
Secondary Investments *, c (11.22%)
Asia - Pacific (1.26%)
Baring Asia Private Equity Fund IV, L.P. +, a, e	11/24/09	$5,434
CVC Capital Partners Asia Pacific III, L.P. +, a, e	01/11/13	487,147
MBK Partners Colonel Fund, L.P. +, a, e, f	09/20/21	81,051,630
TPG Asia VII (B), L.P. +, a, e	12/07/18	19,555,275

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments —

June 30, 2022 (Unaudited) (continued)

	Acquisition Date	Fair Value
Private Equity Investments (continued)
Secondary Investments *, c (continued)
Asia - Pacific (continued)
TRG Growth Partnership (Offshore), L.P. +, a, e	08/02/10	$5,882
TRG Growth Partnership (Offshore) II, L.P. +, a, e	08/02/10	117,806
TRG Growth Partnership II, L.P. +, a, e	07/08/10	347,337
Yunfeng Capital Fund III, L.P. +, a, e	05/18/21	42,928,532
Yunfeng Capital Fund IV, L.P. +, a, e	05/31/21	3,034,666
Total Asia - Pacific (1.26%)		147,533,709
North America (8.60%)
Abingworth Bioventures V, L.P. +, a, e	06/30/12	25,033
Apollo Investment Fund VII, L.P. +, a, e	07/01/10	25,563
Apollo Overseas Partners (Delaware) VII, L.P. +, a, e	10/01/09	13,134
Ares PE Extended Value Fund, L.P. +, a, e	11/14/19	35,174,257
Avenue Golden Continuation Fund PV, L.P. +, a	04/26/22	26,454,042
Bain Capital Fund X, L.P. +, a, e	06/30/11	4,869,409
Bain Capital VIII Co-Investment Fund, L.P. +, a, e	12/31/15	1
Berkshire Fund VIII, L.P. +, a, e	09/03/21	36,424,711
Berkshire Fund X-A, L.P. +, a, e	09/03/21	3,365,535
Bertram Growth Capital II-A, L.P. +, a, e	09/30/15	207,927
CCMP Capital Investors IV, L.P. +, a, e	04/01/21	—
Centerbridge Seaport Acquisition Fund, L.P. +, a, e	05/12/22	—
Clayton, Dubilier & Rice Fund VIII, L.P. +, a, e	03/29/12	3,262,550
DST Opportunities Access Offshore L.P. +, a, e	09/30/20	19,244,767
ECP Terra-Gen Growth Fund, L.P. +, a, e	03/23/21	2,753,403
EETF Sidecar I-C L.P. +, a, e	04/30/21	9,102,089
EnCap Energy Co-Investment Fund I-C, L.P. +, a, e	04/30/21	1,459,123
EnCap Energy Transition Fund I, L.P. +, a, e	04/30/21	4,107,665
Energy Capital Partners Credit Solutions II, L.P. +, a, e	02/03/21	2,045,747
Energy Capital Partners III, L.P. +, a, e	02/01/21	11,020,279
Frazier Healthcare VI, L.P. +, a	06/30/12	134,570
FS Equity Partners V, L.P. +, a, e	08/07/12	845,565
GA Continuity Fund I L.P. (Bermuda) +, a, e	06/30/21	55,341,351
General Atlantic Investment Partners 2021, L.P. +, a, e	07/02/21	3,032,424
Genstar Capital Partners V, L.P. +, a, e	09/30/15	8,897
Green Equity Investors Side CF, L.P. +, a, e	04/16/21	44,544,234
Gridiron Energy Feeder I, L.P. +, a, e	05/15/17	33,842,322
Gryphon Partners 3.5, L.P. +, a, e	05/21/13	926,186
Gryphon Partners IV L.P. +, a, e	02/08/16	24,482,828
H.I.G. Bayside Debt & LBO Fund II, L.P. +, a, e	12/30/10	205,113
Harvest Partners V, L.P. +, a, e	09/30/11	3,568
Hellman & Friedman Capital Partners VI, L.P. +, a, e	06/30/14	123,028
Icon Partners IV, L.P. +, a, e	05/26/21	30,178,775
Icon Partners V, L.P. +, a, e	12/27/21	70,753,191
Insight Venture Partners Continuation Fund, L.P. +, a, e	09/09/19	60,801,085
Investcorp Private Equity 2007 Fund, L.P. +, a, e	03/31/11	6,712
KKR Associates Indigo Equity Partners, L.P. +, a	06/09/22	122,097,000
KSL Capital Partners CV I, L.P. +, a, e	05/23/22	25,997,139
Lee Equity Partners II, L.P. +, a, e	06/30/17	5,289,827
Lee Equity Partners Realization Fund, L.P. +, a, d	06/30/17	24,106,781
Lightyear Fund II, L.P. +, a, e	09/30/13	26,260
Madison Dearborn Capital Partners V, L.P. +, a, e	01/03/12	198,390
Madison Dearborn Capital Partners VIII, L.P. +, a, e	03/15/21	4,284,565
MidOcean Partners III, L.P. +, a, e	06/30/11	115,792
Monomoy Capital Partners II, L.P. +, a, e	09/30/15	1,310,690

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments —

June 30, 2022 (Unaudited) (continued)

	Acquisition Date	Fair Value
Private Equity Investments (continued)
Secondary Investments *, c (continued)
North America (continued)
New Enterprise Associates 17, L.P. +, a, e	09/30/20	$6,403,767
Northgate Growth Fund, L.P. +, a, e	12/20/19	7,498,693
NVP VIII PG, L.P. +, a, e	05/31/19	89,739,452
Oak Investment Partners XII, L.P. +, a	06/28/12	81,368
Palladium Equity Partners III, L.P. +, a, e	08/02/10	491
Providence Equity Partners IV, L.P. +, a, e	06/30/11	885
Providence Equity Partners V, L.P. +, a, e	06/30/11	6,569
Providence Equity Partners VI-A, L.P. +, a, e	06/30/13	1,207,915
Providence Equity Partners VII-A, L.P. +, a, e	06/30/13	1,918,960
PT2, L.P. +, a, e	12/21/21	8,632,267
Revelstoke Single Asset Fund I, L.P. +, a, e	11/20/19	79,914,500
Samson Partners, L.P. +, a, e	12/21/20	40,390,757
Silver Lake Partners III, L.P. +, a, e	06/30/14	933,609
Silver Lake Partners V, L.P. +, a, e	09/30/20	5,519,058
Silver Lake Sumeru Fund, L.P. +, a, e	12/18/09	6,296
SL SPV-1, L.P. +, a	12/01/17	3,141,351
SL SPV-2, L.P. +, a	06/30/10	8,685,626
Sun Capital Partners V, L.P. +, a, e	09/30/13	4,769,162
TA Atlantic & Pacific VI, L.P. +, a, e	09/30/15	160,939
TA XI, L.P. +, a, e	09/30/15	1,441,008
TCV VII (A), L.P. +, a, e	09/30/13	461,238
TorQuest Partners Fund (U.S.) II, L.P. +, a, e	09/30/15	293,890
TPG Partners V, L.P. +, a, e	07/11/11	15,452
TPG Partners VI, L.P. +, a, e	12/31/12	1,477,289
Tudor Ventures III, L.P. +, a, e	12/31/12	1
Vistria Fund III, L.P. +, a, e	07/29/19	14,235,981
Warburg Pincus Private Equity X, L.P. +, a	09/28/12	206,099
Welsh, Carson, Anderson & Stowe XII, L.P. +, a, e	12/31/18	62,798,582
Welsh, Carson, Anderson & Stowe XIII, L.P. +, a, e	12/20/18	4,061,769
Total North America (8.60%)		1,012,214,502
Western Europe (1.36%)
3i Eurofund Vb, L.P. +, a	10/01/14	71,779
3i Growth Capital B, L.P. +, a, e	10/01/14	50,708
Abingworth Bioventures III, L.P. +, a, e	09/30/15	8,983
Abingworth Bioventures V Co-Investment Growth Equity Fund, L.P. +, a, e	06/30/12	33,522
Advent International GPE VI, L.P. +, a	04/30/11	287,489
Apax Europe VI - A, L.P. +, a, e	07/01/11	61,234
Apax Europe VII - B, L.P. +, a, e	04/30/11	19,199
Astorg IQ-EQ Fund SCSp +, a, e	01/13/22	11,740,312
BC European Capital IX, L.P. +, a, e	09/30/14	3,479,737
Carlyle Europe Partners II, L.P. +, a, e	12/28/12	11,701
Carlyle Europe Partners III, L.P. +, a, e	09/30/14	191,606
CCP IX L.P. No.2 +, a	09/30/14	140,583
CD&R Value Building Partners I, L.P. +, a	12/17/21	47,228,033
CVC European Equity Partners V, L.P. +, a, e	12/28/12	130,479
EPIC I-b Fund SLP +, a, e	11/30/20	22,626,306
ESP Golden Bear Europe Fund +, a, e	12/31/16	3,671,134
Galileo III FCPR +, a, e	09/30/15	30,849
Graphite Capital Partners VII, L.P. +, a, e	09/30/15	155,886
Italian Private Equity Fund IV, L.P. +, a, e	01/29/16	15,158
KKR European Fund III, L.P. +, a, e	10/01/14	174,923
Montagu III, L.P. +, a, e	12/09/09	1

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments —

June 30, 2022 (Unaudited) (continued)

	Acquisition Date	Fair Value
Private Equity Investments (continued)
Secondary Investments *, c (continued)
Western Europe (continued)
Montagu+ SCSp +, a, e	12/06/21	$34,982,425
Permira Europe II, L.P. +, a	11/29/13	22,926
Permira Europe III, L.P. +, a	09/30/13	46,456
Permira IV, L.P. +, a	09/30/15	8,798,580
Riverside Europe Fund IV, L.P. +, a, e	09/30/14	428,985
STG Alternative Investments S.C.A. SICAV-RAIF +, a, e	09/17/21	14,861,950
Trilantic Capital Partners V (Europe) S.C.A., SICAR +, a, e, f	11/20/20	9,622,278
Trilantic Europe VI SCSp +, a, e	12/10/20	822,089
Total Western Europe (1.36%)		159,715,311
Total Secondary Investments (11.22%)		$1,319,463,522
Primary Investments *, c (14.11%)
Asia - Pacific (1.00%)
Baring Asia Private Equity Fund V, L.P. +, a, e	12/01/10	1,900,666
BGH Capital Fund I +, a, e	03/01/18	13,729,666
BGH Capital VCLP II +, a, e	02/01/22	—
CMC Capital Partners IV, L.P +, a, e	12/31/21	—
CPEChina Fund III, L.P. +, a, e	03/28/18	33,175,185
Hony Capital Fund VIII, L.P. +, a, e	10/30/15	8,747,394
Hony Capital Partners V, L.P. +, a, e	12/15/11	4,182,246
J-STAR No.4-C, L.P. +, a, e	08/02/19	14,014,567
J-STAR No.5-B, L.P. +, a, e	02/28/22	—
Kedaara Capital III Limited +, a, f	06/17/21	985,021
KKR Asian Fund IV SCSp +, a, e	05/29/20	1,419,919
Primavera Capital Fund III L.P. +, a, e	05/09/18	13,122,071
Primavera Capital Fund IV, L.P. +, a, e	05/20/21	3,523,084
Southern Capital Fund IV L.P. +, a, e	01/26/18	1,967,955
The Baring Asia Private Equity Fund VII, L.P. +, a, e	07/10/18	8,705,452
Trustbridge Partners VI, L.P. +, a, e	04/12/18	11,918,432
Total Asia - Pacific (1.00%)		117,391,658
North America (9.02%)
Advent Global Technology, L.P. +, a, e	06/25/19	3,036,092
AEA Investors Fund VII L.P. +, a, e	02/08/19	3,140,045
American Industrial Partners Capital Fund VII, L.P. +, a, e	03/29/19	12,627,310
Apollo Investment Fund IX, L.P +, a, e	06/01/17	24,866,330
Apollo Investment Fund VIII, L.P. +, a, e	06/28/13	4,356,168
Ares Corporate Opportunities Fund IV, L.P. +, a, e	04/19/12	4,206,438
Ares Corporate Opportunities Fund V, L.P. +, a, e	12/28/15	9,058,911
Ares Corporate Opportunities Fund VI, L.P. +, a, e	06/02/20	1,210,833
Avista Capital Partners II, L.P. +, a, e	01/01/14	117,526
Avista Capital Partners III, L.P. +, a, e	10/03/11	81,553
Bain Capital Fund XII, L.P. +, a, e	06/30/17	18,826,368
Bain Capital Fund XIII, L.P. +, a, e	08/07/20	5,004,860
Barings Transportation Fund, L.P. +, a, e	09/23/21	9,929,699
Berkshire Fund IX, L.P. +, a, e	03/18/16	14,726,263
Caltius Partners V-A, L.P. +, a, e	12/02/14	6,979,396
Carlyle Partners VII, L.P. +, a, e	11/29/17	52,332,114
Carlyle Partners VIII, L.P. +, a, e	09/10/21	73,254
Centerbridge Seaport Acquisition Fund, L.P. +, a	04/27/22	988,701
Clayton Dubilier & Rice Fund IX, L.P. +, a, e	07/31/13	12,455,767
Clayton Dubilier & Rice Fund X, L.P. +, a, e	12/13/16	24,792,761
Clayton, Dubilier & Rice Fund XI, L.P. +, a, e	05/15/20	7,703,729

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments —

June 30, 2022 (Unaudited) (continued)

	Acquisition Date	Fair Value
Private Equity Investments (continued)
Primary Investments *, c (continued)
North America (continued)
Clearlake Capital Partners V, L.P. +, a, e	12/15/17	$42,113,635
Clearlake Capital Partners VI, L.P. +, a, e	12/10/19	20,743,855
Clearlake Capital Partners VII, L.P. +, a, e	09/23/21	4,369,244
Crescent Mezzanine Partners VI, L.P. +, a, e	03/30/12	644,709
Cressey & Company Fund VII-A L.P. +, a, e	06/30/22	—
Frazier Healthcare Growth Buyout Fund X, L.P. +, a, e	03/10/21	2,237,042
Genstar Capital Partners IX, L.P. +, a, e	02/21/19	24,022,101
Genstar Capital Partners VI, L.P. +, a, e	09/01/12	2,029,586
Genstar Capital Partners VII, L.P. +, a, d, e	06/26/15	6,431,658
Genstar Capital Partners VIII, L.P. +, a, e	03/23/17	33,020,935
Genstar Capital Partners X, L.P. +, a, e	04/01/21	2,095,837
Genstar X Opportunities Fund, L.P. +, a, e	08/13/21	759,644
GoldPoint Mezzanine Partners IV, L.P. +, a, e	12/30/15	9,533,169
Green Equity Investors IX, L.P. +, a, e	03/01/22	—
Green Equity Investors Side VIII, L.P. +, a, e	10/18/19	23,947,137
Gryphon Heritage Partners, L.P. +, a, e	12/17/20	5,170,583
Gryphon Partners V, L.P. +, a, e	02/23/18	8,466,262
Gryphon Partners VI, L.P. +, a, e	12/17/20	5,067,989
Harvest Partners IX, L.P. +, a, e	09/24/21	—
Harvest Partners VII, L.P. +, a, e	12/14/15	9,564,025
Harvest Partners VIII, L.P. +, a, e	12/19/18	20,740,554
Hellman & Friedman Capital Partners VII, L.P. +, a, e	06/30/14	472,732
Hellman & Friedman Capital Partners X, L.P. +, a, e	05/10/21	7,419,701
HGGC Fund IV, L.P. +, a, e	04/08/22	915,009
Icon Partners IV, L.P. +, a, e	09/01/21	5,146,544
Icon Partners V, L.P. +, a, e	12/27/21	6,954,739
Insight Partners XII (Co-Investors), L.P. +, a, e	05/14/21	922,329
Insight Venture Partners X, L.P. +, a, e	07/06/18	17,014,205
Insight Venture Partners XI, L.P. +, a, e	12/17/19	8,586,208
Insight Ventures Partners XII, L.P. +, a, e	06/07/21	3,432,062
Jade Equity Investors II, L.P. +, a, e	03/01/22	—
KKR Americas Fund XII L.P. +, a, e	01/31/18	31,753,873
KKR North America Fund XI, L.P. +, a, e	02/01/12	7,635,948
KKR North America Fund XIII, SCSP +, a, e	04/06/21	1,672,349
Kleiner Perkins Caufield & Byers XIX LLC +, a, e	03/05/20	9,109,520
Kohlberg TE Investors IX, L.P. +, a, e	12/20/19	10,979,891
Kohlberg TE Investors VIII, L.P. +, a, e	08/04/16	20,294,280
Lee Equity Partners Realization Fund Captive AIV, L.P. +, a, e	05/31/19	—
Leeds Equity Partners VI, L.P. +, a, e	11/25/16	21,219,287
Lerer Hippeau Select Fund III, L.P. +, a, e	12/20/19	6,911,488
Lerer Hippeau VII, L.P. +, a, e	12/20/19	2,825,635
Lux Total Opportunities, L.P. +, a, e	05/28/21	1,313,723
Lux Ventures VII, L.P. +, a, e	05/28/21	445,678
Madison Dearborn Capital Partners VIII, L.P. +, a, e	03/20/20	4,061,199
Nautic Partners IX-A, L.P. +, a, e	03/12/19	7,003,258
Nautic Partners VII-A, L.P. +, a, e	06/27/14	2,198,512
Nautic Partners X-A, L.P. +, a, e	07/19/21	1,718,254
NEA 18 Venture Growth Equity, L.P. +, a, e	12/22/21	791,953
New Enterprise Associates 14, L.P. +, a, e	05/04/12	10,258,569
New Enterprise Associates 17, L.P. +, a, e	06/06/19	8,673,829
New Enterprise Associates 18, L.P. +, a, d, e	12/22/21	363,788
New Mountain Capital V, L.P. +, a, e	06/29/17	37,929,557
New Mountain Partners VI, L.P. +, a, d, e	10/16/20	8,742,312

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments —

June 30, 2022 (Unaudited) (continued)

	Acquisition Date	Fair Value
Private Equity Investments (continued)
Primary Investments *, c (continued)
North America (continued)
NexPhase Capital Fund III-A, L.P. +, a, e	09/01/16	$32,537,710
Oak Hill Capital Partners IV, L.P. +, a, e	04/28/17	8,956,252
Oak Hill Capital Partners V, L.P. +, a, e	12/21/18	30,521,102
Oak Hill Capital Partners VI, L.P. +, a, e	02/25/22	—
Pamlico Capital V, L.P. +, a, e	02/03/20	1,022,687
PennantPark Credit Opportunities Fund II, L.P. +, a, d, e	08/03/12	1,731,434
Revelstoke Capital Partners Fund III, L.P +, a, e	02/23/22	1,374,258
Silver Lake Partners IV, L.P. +, a, e	07/30/12	14,376,096
Silver Lake Partners V, L.P. +, a, e	03/31/17	47,295,678
Silver Lake Partners VI, L.P. +, a, e	06/04/20	3,442,626
Silver Lake Partners VII, L.P. +, a, e	05/26/22	—
Spark Capital Growth Fund IV, L.P. +, a, e	10/14/21	916,840
Spark Capital VII, L.P. +, a, e	10/14/21	632,958
Sumeru Equity Partners Fund, L.P. +, a, e	04/27/15	5,209,853
Summit Partners Growth Equity Fund XI, L.P. +, a, e	10/01/21	—
TA Select Opportunities Fund II-B, L.P. +, a, e	05/27/21	287,182
TA XIII-B, L.P. +, a, e	05/02/19	17,413,385
TA XIV-B, L.P. +, a, e	05/27/21	2,756,551
TCV X, L.P. +, a, e	08/31/18	15,478,987
TCV XI (A), L.P. +, a, e	10/02/20	4,236,034
Thompson Street Capital Partners IV, L.P. +, a, e	12/10/15	5,616,021
Thompson Street Capital Partners V, L.P. +, a, e	05/04/18	8,049,742
Thompson Street Capital Partners VI, L.P. +, a, e	06/11/21	2,040,649
TPG Partners VII, L.P. +, a, e	03/01/16	9,548,826
TPG Partners VIII, L.P. +, a, e	01/31/19	6,556,388
Trident IX, L.P. +, a, e	11/19/21	1,402,394
Trident VII, L.P. +, a, e	09/22/16	37,237,294
Trident VIII, L.P. +, a, e	04/05/19	22,509,279
Vista Equity Partners Fund VII, L.P. +, a, e	08/31/18	18,555,794
Vista Equity Partners Fund VIII, L.P. +, a, e	04/28/22	—
Vistria Fund II, L.P. +, a, e	12/19/17	10,314,670
Vistria Fund III, L.P. +, a, e	06/19/19	14,235,981
Vistria Fund IV, L.P. +, a, e	03/31/21	6,897,455
Warburg Pincus Global Growth 14, L.P. +, a, e	01/31/22	982,031
Warburg Pincus Global Growth, L.P. +, a, e	11/20/18	10,608,025
Welsh, Carson, Anderson & Stowe XII, L.P. +, a, e	12/19/14	15,981,675
Welsh, Carson, Anderson & Stowe XIII, L.P. +, a, e	12/20/18	14,622,367
Welsh, Carson, Anderson & Stowe XIV, L.P. +, a, e	01/19/22	—
Windjammer Senior Equity Fund IV, L.P. +, a, e	02/06/13	4,061,998
Total North America (9.02%)		1,061,648,737
Rest of World (0.57%)
Advent Latin American Private Equity Fund VI-H L.P. +, a, e	10/17/14	9,831,340
Altra Private Equity Fund II, L.P. +, a	12/07/12	1,175,051
Patria - Brazilian Private Equity Fund IV, L.P. +, a, e	06/30/11	5,813,060
Polish Enterprise Fund VIII, L.P. +, a, e	09/15/17	50,676,038
Total Rest of World (0.57%)		67,495,489
Western Europe (3.52%)
Adagia Capital Europe S.L.P. +, a, d, e	06/01/21	248,724
Advent International GPE IX-C, L.P. +, a, e	05/31/19	27,405,730
Advent International GPE VII-B, L.P. +, a, e	07/01/12	2,447,223
Advent International GPE VIII-C, L.P +, a, e	03/22/16	11,914,104

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments —

June 30, 2022 (Unaudited) (continued)

	Acquisition Date	Fair Value
Private Equity Investments (continued)
Primary Investments *, c (continued)
Western Europe (continued)
Advent International GPE X (USD) +, a, e	05/31/22	$—
Apax X USD L.P. +, a, e	07/16/19	10,515,656
Apax XI USD L.P. +, a, e	06/30/22	—
Astorg Mid-Cap +, a, e	02/22/21	756,717
Astorg VI, FCPI +, a, e	06/30/16	4,087,934
Astorg VIII S.à.r.l. +, a, e	12/17/21	—
Axcel VI K/S +, a, e	02/21/20	8,649,733
Bain Capital Europe Fund IV, L.P. +, a, e	09/01/14	5,961,865
Bain Capital Europe Fund VI, SCSp +, a, e	06/30/22	—
BC Partners XI, L.P. +, a, e	12/15/21	7,593,885
CapVest Equity Partners III B, L.P. +, a, e	08/30/13	2,961,586
Capvis Equity V L.P. +, a, e	01/17/18	17,726,184
Carlyle Europe Partners IV, L.P. +, a, e	08/27/13	1,046,997
Carlyle Europe Partners V, L.P. +, a, e	04/23/18	4,903,969
CD&R Value Building Partners I, L.P. +, a	12/17/21	5,874,491
Charterhouse Capital Partners XI +, a, e	11/26/21	—
CVC Capital Partners VI (A) L.P. +, a, e	07/05/13	8,787,942
CVC Capital Partners VIII, L.P. +, a, e	06/19/20	361,520
DPE Deutschland IV +, a, e	08/24/20	1,422,879
EQT IX, L.P. (USD) +, a, d, e	05/15/20	18,276,931
EQT Mid-Market (No.1) Feeder L.P. +, a, e	07/01/16	20,026,493
EQT VI (No.1), L.P. +, a, e	07/01/11	10,453
EQT X, L.P. (USD) +, a, e	04/28/22	—
Gilde Buy-Out Fund VI C.V. +, a, e	06/28/19	12,428,723
Graphite Capital Partners IX L.P. +, a, e	04/11/18	6,473,967
Hg Genesis 10 L.P. +, a, e	04/14/22	—
Hg Saturn 3 L.P. +, a, e	02/25/22	—
Hg Saturn I L.P. +, a, d, e	06/28/18	20,942,011
HgCapital 8 L.P. +, a, e	12/19/16	33,857,467
HgCapital Mercury 2 +, a, e	02/15/17	15,968,305
Index Ventures Growth III (Jersey) L.P. +, a, e	03/18/15	24,987,332
KKR European Fund V (EUR) SCSp +, a, e	11/05/18	24,058,189
KKR European Fund VI (USD) +, a, e	11/01/21	—
Livingbridge 7 L.P. +, a, e	09/04/20	7,343,976
MCH Iberian Capital Fund V FCR +, a, e	12/10/21	7,493,425
Nordic Capital Evo GP, SCSp +, a, e	06/30/21	—
Nordic Capital IX, L.P. +, a, e	07/18/17	39,472,829
Nordic Capital X, L.P. +, a, e	09/30/20	9,440,061
Nordic Capital XI, L.P. +, a, e	05/01/22	—
Oakley Capital Fund V, SCSp +, a, e	04/28/22	301,076
PAI Europe VI-1, L.P. +, a, e	03/12/15	7,628,252
PAI Partners VIII-1 SCSp +, a, e	12/17/21	—
Permira VII L.P. +, a, e	06/21/19	18,668,030
Permira VIII SCSp +, a, e	02/10/22	—
Sixth Cinven Fund (No.3) L.P. +, a, e	05/01/16	7,085,290
The Paragon Partners Fund IV GmbH & Co. KG +, a, e	04/29/22	—
The Seventh Cinven Fund, L.P. +, a, d, e	04/16/19	16,796,265
Total Western Europe (3.52%)		413,926,214
Total Primary Investments (14.11%)		$1,660,462,098

Total Private Equity Investments (Cost $8,301,642,709)(89.85%)		$10,571,499,160

Total Investments (Cost $8,514,277,905)(91.72%)		10,791,416,464

Other Assets in Excess of Liabilities (8.28%)		974,559,916

Net Assets (100.00%)		$11,765,976,380

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments —

June 30, 2022 (Unaudited) (continued)

*	Direct Investments are private investments directly into the equity or debt of selected operating companies, often together with the management of the company. Primary Investments are investments in newly established private equity partnerships where underlying portfolio companies are not known as of the time of investment. Secondary Investments are portfolios of assets on the secondary market.

**	The Fair Value of any Direct Investment may not necessarily reflect the current or expected future performance of such Direct Investment or the Fair Value of the Fund’s interest in such Direct Investment. Furthermore, the Fair Value of any Direct Investment has not been calculated, reviewed, verified or in any way approved by such Direct Investment or its general partner, manager or sponsor (including any of its affiliates). Please see below for further details regarding the valuation policy of the Fund.

***	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At June 30, 2022, the aggregate value of these securities is $61,117,277 or 0.52% of the Portfolio's net assets.

^	The interest rate on these loans is subject to the greater of a LIBOR floor or 1 month LIBOR plus a base rate. The 1 month LIBOR as of June 30, 2022 was 1.79%.

^^	The interest rate on these loans is subject to the greater of a LIBOR floor or 3 month LIBOR plus a base rate. The 3 month LIBOR as of June 30, 2022 was 2.29%.

^^^	The interest rate on these loans is subject to the greater of a LIBOR floor or 6 month LIBOR plus a base rate. The 6 month LIBOR as of June 30, 2022 was 2.93%.

^^^^	The interest rate on these loans is subject to the greater of a LIBOR floor or 12 month LIBOR plus a base rate. The 12 month LIBOR as of June 30, 2022 was 3.61%.

#	As of June 30, 2022, 1 month EURIBOR was -0.51%.

##	As of June 30, 2022, 3 month EURIBOR was -0.20%.

###	As of June 30, 2022, 6 month EURIBOR was 0.26%.

+	The fair value of the investment was determined using significant unobservable inputs.

>>	As of June 30, 2022, 3 month Sterling Overnight Interbank Average Rate was 1.19%.

>>>	As of June 30, 2022, 6 month Sterling Overnight Interbank Average Rate was 1.19%.

¤ ¤	As of June 30, 2022, 3 month Stockholm Interbank Offered Rate was 1.38%.

vv	As of June 30, 2022, 3 month Secured Overnight Financing Rate was 0.70%.

vvv	As of June 30, 2022, 6 month Secured Overnight Financing Rate was 0.39%.

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments —

June 30, 2022 (Unaudited) (continued)

a	Private equity investments are generally issued in private placement transactions and as such are generally restricted as to resale. Each investment may have been purchased on various dates and for different amounts. The date of the first purchase is reflected under Acquisition Date as shown in the Schedule of Investments. Total fair value of restricted investments as of June 30, 2022 was $10,569,264,067, or 89.83% of net assets. As of June 30, 2022, the aggregate cost of each investment restricted to resale was $15,568,606, $10,621,500, $102,111, $15,366,827, $38,102,078, $22,700,000, $2,204,591, $14,353,176, $8,845,571, $2,211,393, $3,600,295, $1,867,514, $5,441,192, $48,970,725, $1,209,388, $22,978,363, $2,375,601, $16,300,545, $150,775,861, $24,738,060, $11,393,287, $44,578,381, $35,317,661, $150,000, $1, $0, $4,168,272, $17,127,003, $56,634, $114,607,802, $122,578,028, $27,243,271, $3,120,000, $1,348,750, $3,629,300, $119,923,500, $43,783,284, $107,123,942, $3,933,233, $38,614,270, $94,861,790, $103,079,624, $56,985,983, $9,345,787, $15,617,280, $87,093, $62,584,962, $122,197,451, $151,690,905, $250,000, $219,375, $47,583,000, $1,111,078, $9,683,864, $61,566,000, $252,000, $83,828,190, $8,804,000, $317,827, $172,633, $37,921,966, $22,612,605, $60,480,000, $5,000,000, $2,899,729, $473,334, $23,222,892, $15,300,854, $60,063,112, $45,225,381, $40,466,519, $37,928,577, $32,126,730, $25,284,705, $7,729,253, $1,120,924, $13,722,831, $6,996,130, $1,152,500, $52,454,049, $46,801,951, $2,817,098, $28,417,946, $55,007,013, $14,874,473, $90,515,558, $178,485,000, $31,820,375, $4,987,424, $71,817,900, $4,632,829, $3,546,000, $64,370,525, $68,399,200, $1,441,200, $7,026,869, $17,510,132, $69,246,328, $6,195,472, $12,009,114, $3,792,769, $264,490, $149,423,941, $89,101,353, $33,206, $83,976,881, $78,503,589, $700,484, $27,818,080, $14,672,982, $463,974, $60,571,021, $68,887,918, $88,276,348, $866,635, $18,777,316, $1,045,423, $3,833,799, $8,703,000, $52,429,641, $9,986,562, $92,759,254, $21,615,986, $48,949,162, $17,052,864, $17,052,864, $3,377,868, $18,476,616, $4,520,077, $7,793, $52,258,764, $9,222,921, $62,229,753, $14,595,698, $76,735,181, $13,620, $40,775,356, $51,009,931, $41,607,840, $98,273,895, $0, $97,483,897, $6,616,483, $1,063,586, $5,337,259, $91,975,796, $72,269,706, $1,773, $112,190,937, $88,912, $6,358,397, $24,190,919, $764,865, $254,955, $40,573, $36,261,531, $2,436,246, $26,015,343, $12,156,155, $1,038,330, $12,231,850, $32,673,281, $34,731,898, $25,460,452, $10,143,088, $10,081,838, $10,116,561, $1,262,188, $4,718,178, $1,676,661, $1,445,656, $2,164,560, $1,854,900, $988,306, $1,383,439, $1,414,567, $981,468, $6,751,360, $2,549,159, $1,254,507, $1,590,177, $2,853,936, $1,683,481, $398,000, $995,229, $984,694, $1,393,262, $1,080,083, $7,026,044, $2,808,253, $-2,274, $1,190,123, $1,692,320, $357,086, $815,020, $3,880,000, $2,271,872, $3,542,313, $1,443,859, $1,965,178, $1,882,241, $969,795, $18,555,998, $2,397,074, $977,998, $975,000, $151,556, $306,830, $2,360,883, $183,333, $1,447,091, $7,172,041, $3,357,716, $1,365,054, $2,961,166, $1,381,323, $970,000, $1,442,557, $3,253,065, $1,268,265, $2,387,149, $1,688,116, $1,609,013, $1,644,117, $2,836,562, $29,943,311, $1,393,686, $1,191,574, $7,933,306, $1,763,067, $4,450,302, $3,451,144, $2,888,061, $1,956,293, $975,433, $1,999,276, $2,071,115, $1,334,531, $254,805, $1,281,603, $29,055,586, $2,184,783, $1,679,191, $995,000, $3,857,733, $983,464, $1,584,941, $45,515,235, $3,923,088, $7,830,298, $19,211,845, $-67, $2,079,475, $1,091,151, $920,000, $2,267,317, $37,484, $450,025, $3,894,678, $1,183,662, $1,915,131, $2,739,978, $1,765,533, $2,237,627, $2,266,263, $609,154, $988,792, $3,600,000, $4,157,576, $941,267, $947,944, $2,934,912, $1,253,317, $962,736, $985,010, $2,070,000, $201,269, $171,537, $1,438,191, $1,319,880, $1,463,380, $3,152,728, $3,248,313, $4,880,895, $2,574,656, $960,102, $1,967,277, $2,964,701, $1,981,319, $3,451,462, $988,174, $1,481,833, $6,573,458, $2,587,486, $1,089,514, $900,000, $1,170,425, $4,423,698, $337,456, $2,159,390, $1,185,586, $3,764,533, $990,654, $1,692,431, $980,000, $527,874, $1,955,896, $980,617, $1,935,600, $1,878,768, $966,435, $1,265,393, $850,966, $2,388,000, $1,452,682, $1,901,305, $1,876,366, $2,932,692, $2,518,340, $227,378, $2,469,259, $1,180,936, $1,008,319, $3,640,293, $2,394,097, $1,941,518, $1,138,482, $986,076, $1,941,161, $2,986,149, $1,687,250, $1,278,350, $1,188,808, $979,484, $3,664,905, $988,791, $1,783,517, $1,141,562, $1,743,936, $2,790,000, $14,719,146, $2,810,657, $993,188, $2,393,485, $745,490, $13,975,556, $1,965,974, $2,787,221, $3,968,261, $2,173,588, $3,748,017, $2,952,427, $1,474,843, $19,555, $983,390, $3,406,441, $4,278,078, $1,982,987, $2,613,799, $1,872,093, $969,405, $1,876,968, $3,881,297, $802,494, $1,283,939, $1,186,175, $32,973, $3,110,940, $983,162, $25,925,417, $6,596,403, $2,604,682, $1,338,933, $1,689,950, $2,209,742, $963,480, $2,741,640, $2,411,620, $2,390, $1,261,540, $963,797, $780,219, $21,128,159, $519,885, $2,395,480, $15,416,443, $43,101,375, $983,988, $973,636, $1,605,949, $5,145,898, $1,039,613, $1,380,113, $974,825, $3,466,415, $3,637,104, $3,553,667, $74,304, $3,562,199, $2,173,471, $3,863,895, $2,291,789, $1,955,000, $1,275,300, $1,556,389, $2,971,675, $7,076,135, $2,921,661, $2,989,000, $2,669,311, $2,224,679, $2,914,284, $21,982,533, $2,297,313, $13,536,535, $675,668, $11,679,456, $2,267,873, $1,845,555, $4,555,060, $2,453,504, $0, $1,934,647, $2,964,359, $2,680,549, $13,391,713, $2,719,000, $35,933,162, $2,816,741, $965,239, $1,169,664, $5,186,850, $19,485,767, $27,124,570, $6,376,340, $1,125,869, $230,352, $1,374,669, $1,359,255, $3,873,106, $8,727,031, $1,401,923, $1,760,881, $1,266,186, $1,082,116, $2,131,446, $1,023,952, $3,154,658, $1,576,088, $1,478,337, $1,791,362, $3,040,903, $1,680,330, $1,872,145, $2,892,317, $2,766,135, $5,903,464, $1,278,383, $1,372,244, $2,964,767, $3,371,797, $1,533,699, $4,977,768, $28,601,659, $1,870,845, $978,524, $1,496,367, $2,737,716, $9,270,739, $1,872,539, $579,174, $2,330,990, $16,256,087, $1,778,373, $2,754,634, $986,080, $2,744,217, $2,314,652, $4,047,451, $3,888,010, $5,493,416, $2,500,000, $10,380, $1,423,091, $46,287,920, $12,024,647, $116,273, $53,395, $441,559, $37,207,990, $3,406,147, $1, $89,177, $1, $28,303,863, $26,454,042, $800,155, $282, $23,619,144, $2,978,094, $1, $0, $0, $2, $8,010,369, $2,569,506, $5,579,356, $609,572, $3,161,330, $2,113,831, $6,961,932, $1, $1,158,141, $56,129,123, $3,269,368, $1, $24,035,052, $24,613,529, $1, $1, $1, $1, $2, $31,457,032, $73,811,111, $27,361,734, $1, $122,097,000, $25,997,139, $261,691, $1,181,796, $3,792,590, $3, $3,372,914, $921, $451,009, $4,576,673, $6,116,000, $43,071,574, $1,099,657, $1, $8, $413,158, $808,294, $27,004, $9,327,441, $41,403,752, $34,549,063, $4, $3,634,452, $1, $2,999,266, $4,066,579, $17,471,827, $1, $1, $1, $976,754, $1,082,285, $146,229, $250,148, $11,483,556, $1, $2,660,763, $3,372,327, $3, $1, $1, $856,679, $2,178, $10,549, $332,524, $12,740,471, $1, $62,947, $1,613,946, $2,229,508, $53,619,413, $1, $20,316,690, $1, $1, $1, $1, $1,653, $72,602, $32,436,442, $101,953, $390,786, $2,326,146, $178,721, $11,801,893, $8,123,636, $1,030,072, $1, $13,330,000, $0, $0, $23,730,852, $7,988,502, $6,201,001, $13,608,439, $0, $985,021, $1,510,263, $8,857,693, $4,052,648, $2,659,244, $4,407,451, $8,574,449, $2,315,810, $3,258,373, $12,257,002, $17,348,135, $19,327, $1, $6,211,413, $1,164,799, $219,478, $1,417,651, $12,798,486, $5,335,000, $8,343,472, $7,193,393, $4,786,011, $47,063,454, $341,517, $988,701, $1, $699,306, $7,751,259, $3,941,785, $13,586,883, $4,747,445, $1, $0, $2,034,000, $14,070,633, $1, $62,197, $7,120,786, $2,216,747, $741,937, $6,087,320, $0, $23,182,194, $4,561,982, $5,324,428, $5,044,156, $0, $1,064,790, $14,778,990, $244, $8,177,565, $915,009, $5,364,532, $7,255,319, $990,000, $4,521,034, $4,856,299, $3,734,358, $0, $15,782,204, $1, $1,672,349, $6,390,000, $9,430,174, $8,884,229, $0, $9,804,045, $3,825,000, $2,925,000, $1,462,500, $437,500, $3,178,635, $5,221,316, $1, $1,892,592, $891,000, $31,463, $6,414,572, $387,000, $11,681,423, $9,254,875, $7,522,003, $1,164,214, $26,917,709, $0, $1,251,976, $1, $1,374,258, $1,229,414, $30,642,910, $3,681,362, $0, $1,001,250, $665,000, $1, $1, $330,000, $8,887,500, $3,105,000, $7,506,328, $4,241,676, $1, $3,641,781, $2,488,050, $76,574, $4,969,845, $1,685,113, $18,015,410, $17,173,597, $14,586,019, $0, $1, $11,483,556, $6,811,857, $1,000,000, $8,722,500, $1, $12,140,376, $0, $1, $4,384,202, $2,637,866, $4,737,450, $44,388,566, $491,097, $13,782,147, $125,001, $2,691,549, $0, $9,255,623, $0, $1,009,235, $1, $0, $7,108,572, $2,950,769, $0, $9,372,271, $1, $18,029,412, $166,823, $4,979,085, $6,669,487, $0, $1,198,548, $443,693, $1,796,830, $15,876,761, $1, $1, $0, $12,627,350, $6,809,815, $0, $0, $10,685,014, $10,958,910, $2,111,416, $1, $21,183,749, $0, $9,546,095, $6,525,747, $0, $20,136,634, $8,466,148, $0, $310,464, $932,047, $0, $19,142,756, $0, $0, $2,709,373, $0 and $17,167,048, respectively, totaling $8,301,642,709.

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments —

June 30, 2022 (Unaudited) (continued)

b	Represents an affiliated issuer.

c	Investment does not issue shares.

d	Non-income producing.

e	Investment has been committed to but has not been fully funded by the Fund.

f	Security or a portion thereof is unsettled at June 30, 2022.

Legend:

£	- British Pound

€	- Euro

BBSY	- Bank Bill Swap Rate

E	- EURIBOR

Fr.	- Swiss Franc

I	- Indian Rupee

L	- LIBOR

PIK	- Payment-in-kind

S	- Sterling Overnight Interbank Average Rate

SF	- Secured Overnight Financing Rate

SR	- Stockholm Interbank Offered Rate

zl	- Polish Zloty

A summary of outstanding financial instruments at June 30, 2022 is as follows:

Forward Foreign Currency Contracts

Settlement Date	Counterparty	Currency Purchased	Currency Sold		Value	Unrealized Appreciation (Depreciation)
July 6, 2022	Bank of America	€86,000,000		$90,255,504	$90,256,301	$797
July 6, 2022	Bank of America	$96,402,164		€86,000,000	$90,256,301	$6,145,863
July 13, 2022	Barclays	€86,000,000		$90,395,847	$90,397,677	$1,830
July 13, 2022	Barclays	$96,448,493		€86,000,000	$90,397,677	$6,050,815
July 20, 2022	Bank of America	$64,893,939	I	4,990,000,000	$63,725,610	$1,168,329
July 20, 2022	Bank of America	$63,728,432	I	4,990,000,000	$63,725,610	$(2,822)
July 20, 2022	Bank of America	$63,721,678	I	4,990,000,000	$63,725,610	$3,932
July 20, 2022	Bank of America	$96,453,756		€86,000,000	$90,438,028	$6,015,728
July 20, 2022	Barclays	$64,889,467	I	4,990,000,000	$63,725,610	$1,163,857
July 20, 2022	Barclays	€86,000,000		$90,435,166	$90,438,028	$2,862
July 27, 2022	Bank of America	€86,000,000		$90,472,370	$90,621,125	$148,755
July 27, 2022	Barclays	$96,502,483		€86,000,000	$90,621,125	$5,881,358
August 10, 2022	Barclays	$73,749,844		€70,000,000	$73,761,381	$(11,537)
August 17, 2022	Barclays	$73,850,357		€70,000,000	$73,798,277	$52,080
August 24, 2022	Barclays	$73,658,796		€69,800,000	$73,625,285	$33,511
August 31, 2022	Barclays	$73,907,645		€70,000,000	$73,875,517	$32,128

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments —

June 30, 2022 (Unaudited) (continued)

September 14, 2022	Bank of America	$73,455,531	Fr.	71,000,000	$74,447,078	$(991,547)
September 14, 2022	Barclays	$64,612,440	zl	289,600,000	$64,272,614	$339,826
September 14, 2022	Barclays	$49,937,060		£40,000,000	$48,852,030	$1,085,030
September 14, 2022	Barclays	$49,937,060		£40,000,000	$48,852,030	$1,085,030
September 14, 2022	Barclays	$63,883,290		€60,000,000	$63,381,630	$501,660
September 14, 2022	Barclays	$63,883,290		€60,000,000	$63,381,630	$501,660
September 14, 2022	Barclays	$74,530,505		€70,000,000	$73,945,235	$585,270
September 21, 2022	Bank of America	$64,576,464	zl	289,600,000	$64,202,557	$373,907
September 21, 2022	Bank of America	$73,510,829	Fr.	71,000,000	$74,477,767	$(966,938)
September 21, 2022	Barclays	$49,938,551		£40,000,000	$48,854,472	$1,084,079
September 21, 2022	Barclays	$49,938,552		£40,000,000	$48,854,472	$1,084,080
September 21, 2022	Barclays	$63,907,080		€60,000,000	$63,405,285	$501,795
September 21, 2022	Barclays	$63,907,080		€60,000,000	$63,405,285	$501,795
September 21, 2022	Barclays	$77,221,055		€72,500,000	$76,614,720	$606,335
September 28, 2022	Barclays	$49,942,664		£40,000,000	$48,856,314	$1,086,350
September 28, 2022	Barclays	$66,174,030		£53,000,000	$64,734,616	$1,439,414
September 28, 2022	Barclays	$63,934,722		€60,000,000	$63,427,859	$506,863
September 28, 2022	Barclays	$63,934,722		€60,000,000	$63,427,859	$506,863
September 28, 2022	Barclays	$74,590,509		€70,000,000	$73,999,168	$591,341
October 5, 2022	Bank of America	$90,834,017		€86,000,000	$90,939,353	$(105,336)
October 5, 2022	Bank of America	$74,865,219		€71,000,000	$75,077,838	$(212,619)
October 12, 2022	Bank of America	$74,904,184		€71,000,000	$75,121,307	$(217,123)
October 12, 2022	Barclays	$90,986,624		€86,000,000	$90,992,005	$(5,381)
October 19, 2022	Bank of America	$63,155,363	I	4,990,000,000	$62,467,381	$687,982
October 19, 2022	Barclays	$91,033,400		€86,000,000	$91,046,871	$(13,471)
October 26, 2022	Bank of America	$91,077,577		€86,000,000	$91,101,846	$(24,269)
October 26, 2022	Bank of America	$74,982,745		€71,000,000	$75,211,989	$(229,244)
October 27, 2022	Bank of America	$63,138,742	I	4,990,000,000	$62,419,464	$719,278
						$37,710,116

The accompanying notes are an integral part of these Consolidated Financial Statements.

The information contained in this section should be read in conjunction with the Fund’s audited consolidated financial statements contained in its annual report for the year ended March 31, 2022.

Investments held by the Fund include short-term investments, direct equity and debt investments in operating companies (“Direct Investments”) and primary and secondary investments in private equity funds (“Primary Investments” and “Secondary Investments”, respectively, and together, “Private Equity Fund Investments”; Direct Investments and Private Equity Fund Investments, collectively, “Private Equity Investments”).

Partners Group (USA) Inc. (the “Adviser”) determines the fair value of the Fund’s Private Equity Investments in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and the Fund's valuation procedures (the “Valuation Procedures”), which have been approved by the board of managers of the Fund (the “Board”). As authorized by the Valuation Procedures, the Adviser values the Fund’s Private Equity Investments in consultation with its affiliates. The Valuation Procedures require evaluation of all relevant factors reasonably available to the Adviser and its affiliates at the time the Fund’s Private Equity Investments are valued.

The Valuation Procedures are implemented by the Adviser and State Street Bank and Trust Company, as the Fund’s administrator (the “Administrator”). Both the Adviser and the Administrator are subject to the oversight of, and report to, the Board. The Adviser and the Administrator monitor and review the methodologies of the various third-party pricing services that are employed by the Fund.

The Adviser and certain of its affiliates act as investment advisers to clients other than the Fund. However, the valuation attributed to a Private Equity Investment held by the Fund and the valuation attributable to the same Private Equity Investment held by another client or by one of its affiliates or by a client of one of its affiliates might differ due to differences in accounting, regulatory and other factors applicable to the Fund and to such other client or the Adviser’s affiliate.

In conformity with U.S. GAAP, investments are classified in their entirety based on the lowest level of input that is significant to the fair value measurement. Estimated fair values may differ from the values that would have been used if a ready market existed or if the investments were liquidated at the valuation date. A three-level hierarchy is used to distinguish between (A) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (B) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs). This distinction determines the classification of fair value measurements for disclosure purposes.

The various types of inputs used in determining the value of the Fund’s investments are summarized below for each of the three levels:

●	Level 1 – Pricing inputs are quoted prices available in active markets for identical investments as of the measurement date. The type of investments included in Level 1 include marketable securities that are primarily traded on a securities exchange. The fair value is determined to be the last sale price on the determination date, or, if no sales occurred on any such date, the mean between the closing bid and ask prices on such date. In accordance with authoritative guidance, the Fund does not apply a blockage discount to the quoted price for these investments, even in situations where the Fund holds a large position in an investment and a sale could reasonably impact the quoted price.

●	Level 2 – Pricing inputs are observable inputs other than quoted prices in active markets (i.e., not Level 1 inputs). Fair value is determined through the use of models or other valuation methodologies through direct or indirect corroboration with observable market data. Investments that are generally included in this category include corporate notes, convertible notes, warrants and restricted equity securities. The fair value of legally restricted equity securities may be discounted depending on the likely impact of the restrictions on liquidity and the Adviser’s estimates.

●	Level 3 – Pricing inputs are unobservable for the investment and include situations where there is little, if any, market activity for the investment. The inputs into the determination of fair value require significant management judgment and/or estimation. Investments that are included in this category are equity and debt investments that are privately owned, as well as convertible notes and warrants that are not actively traded. The fair value for investments using Level 3 pricing inputs is based on the Adviser’s estimates that consider a combination of various factors and performance measurements. These factors and measurements include the timing of the transaction; the market in which the investment operates; comparable market transactions; operational performance and projections of the investments; various performance multiples as applied to earnings before interest, taxes, depreciation and amortization or a similar measure of earnings for the latest reporting period or a forward period; brokers quotes; and discounted cash flow analysis.

Due to the inherent uncertainty of estimates, fair value determinations based on estimates may materially differ from the values that would have been used had a ready market for the securities existed. The following is a summary of the Fund's investments classified in the fair value hierarchy as of June 30, 2022:

Investments	Level 1	Level 2	Level 3	Total
Common Stocks	$155,641,829	$—	$—	$155,641,829
Asset-Backed Securities	—	—	64,275,475	64,275,475
Direct Investments:
Direct Equity	208,897,342	114,910,523	6,217,819,707	6,541,627,572
Direct Debt	—	—	1,049,945,968	1,049,945,968
Total Direct Investments	$208,897,342	$114,910,523	$7,267,765,675	$7,591,573,540
Secondary Investments	—	—	1,319,463,522	1,319,463,522
Primary Investments	—	—	1,660,462,098	1,660,462,098
Total Investments	$364,539,171	$114,910,523	$10,311,966,770	$10,791,416,464
Other Financial Instruments
Assets
Foreign Currency Exchange Contracts	$40,490,403	$—	$—	$40,490,403
Total Assets	$40,490,403	$—	$—	$40,490,403
Liabilities
Foreign Currency Exchange Contracts	$2,780,287	$—	$—	$2,780,287
Total Liabilities	$2,780,287	$—	$—	$2,780,287
Total Investments Net of Foreign Currency Exchange Contracts	$402,249,287	$114,910,523	$10,311,966,770	$10,829,126,580

The following is a reconciliation of the amount of the account balances on April 1, 2022 and June 30, 2022 of those investments in which significant unobservable inputs (Level 3) were used in determining value:

	Balance as of April 1, 2022	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)	Gross Purchases	Gross Sales	Net Amortization of Discount/ (Premium)	Net Transfers In or Out of Level 3	Balance as of June 30, 2022
Asset-Backed Securities	$61,117,277	$—	$(8,547,636)	$11,704,850	$—	$984	$—	$64,275,475
Direct Investments:
Direct Equity Investments	$6,314,372,047	$22,575,821	$(571,243,617)	$495,951,608	$(43,836,152)	$—	$—	$6,217,819,707
Direct Debt Investments	979,534,628	(507,307)	(51,686,683)	201,157,730	(79,080,872)	528,472	—	1,049,945,968

Total Direct Investments*	$7,293,906,675	$22,068,514	$(622,930,300)	$697,109,338	$(122,917,024)	$528,472	$—	$7,267,765,675
Secondary Investments*	1,172,952,139	(3,955)	(41,433,003)	190,320,036	(2,371,695)	—	—	1,319,463,522
Primary Investments*	1,753,246,965	(618,502)	(114,577,234)	69,394,100	(46,983,231)	—	—	1,660,462,098

Total	$10,281,223,056	$21,446,057	$(787,488,173)	$968,528,324	$(172,271,950)	$529,456	$—	$10,311,966,770

*	For the purposes of the tables above: (i) “Direct Investments” are private investments directly in the equity or debt of selected operating companies, often together with the management of the investee operating company; (ii) “Primary Investments” are investments in newly established private equity partnerships where underlying portfolio companies are generally not known as of the time of investment; and “Secondary Investments” are single or portfolios of assets acquired on the secondary market. However, in the private equity market sector the term “Secondary Investments” is generally understood to mean Private Equity Fund Investments acquired in the secondary market. Notwithstanding the foregoing, if the Fund reasonably determines that the strict application of the above definitions would not reflect the economic substance of any investment, the Fund may re-classify such investment as it deems appropriate.

Changes in inputs or methods used for valuing investments may result in transfers in or out of levels within the fair value hierarchy. The inputs or methods used for valuing investments may not necessarily be an indication of the risk associated with investing in those investments. Transfers between levels of the fair value hierarchy are reported at the beginning of the reporting period in which they occur. For the three months ended June 30, 2022, transfers out of Level 3 were due to increased price transparency.

The amount of the net change in unrealized appreciation (depreciation) for the three months ended June 30, 2022 relating to investments in Level 3 assets still held at June 30, 2022 is $(797,271,441), which is included as a component of net change in accumulated unrealized depreciation on investments on the Consolidated Statement of Operations.

The following is a summary of quantitative information about significant unobservable valuation inputs approved by the Adviser for Level 3 Fair Value Measurements for investments held as of June 30, 2022:

Type of Security	Fair Value at June 30, 2022 (000’s)*	Valuation Technique(s)	Unobservable Input	Range (weighted average)
Asset-Backed Securities	$64,275	Reported fair value	Reported fair value	n/a
Direct Investments:
Direct Equity	$106,462	Discounted cash flow	Discount factor	8.78% – 12.40% (10.40%)
	5,491,068	Market comparable companies	Enterprise value to EBITDA multiple	0.09x – 25.90x (15.40x)
	68,531	Market comparable companies	Price to book ratio	1.63x – 1.63x (1.63x)
	59,888	Exit price	Recent transaction price	n/a
	663,538	Recent financing/transaction	Recent transaction price	n/a
	1,629	Replacement cost	Recent transaction price	n/a
	2,840	Reported fair value	Reported fair value	n/a
	147,673	Market comparable companies	Enterprise value to sales multiple	3.30x – 11.60x (7.89x)
Direct Debt	$756,896	Broker quotes	Indicative quotes for an inactive market	n/a
	311,777	Discounted cash flow	Discount factor	8.37% – 33.34% (11.46%)
	12	Exit price	Recent transaction price	n/a
	41,915	Recent financing/transaction	Recent transaction price	n/a
Primary and Secondary Investments	$3,234,068	Adjusted reported net asset value	Reported net asset value	n/a
	(254,142)	Adjusted reported net asset value	Fair value adjustments	n/a

*	Level 3 fair value includes accrued interest.

Level 3 Direct Equity Investments valued using an unobservable input are directly affected by a change in that input. For Level 3 Direct Debt Investments, the Fund estimates fair value utilizing earnings and multiples analysis or an analysis of discounted cash flows that considers the credit risk and interest rate risk of the particular investment. For Direct Investments, significant increases or decreases in these inputs in isolation would result in a significantly lower or higher fair value measurements.

Forward Foreign Currency Exchange Contracts

The Fund may enter into forward foreign currency exchange contracts to manage foreign exchange rate risk. These contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date may be entered into as a hedge against either specific transactions or portfolio positions. The objective of the Fund’s foreign currency hedging transactions is to reduce the risk that the U.S. Dollar value of the Fund’s foreign currency denominated investments will decline due to changes in foreign currency exchange rates. All forward foreign currency exchange contracts are “marked-to-market” daily at the applicable translation rates resulting in unrealized gains or losses. Realized gains or losses are recorded at the time the forward foreign currency exchange contract is offset by entering into a closing transaction or by the delivery or receipt of the currency. The potential inability of counterparties to meet the terms of their contracts and unanticipated movements in the value of a foreign currency relative to the U.S. Dollar are risks inherent in forward foreign exchange contracts.

During the three months ended June 30, 2022, the Fund entered into 59 long/short forward foreign currency exchange contracts. The Fund had $79,248,302 in net realized gains and $39,686,313 change in net unrealized appreciation (depreciation) on forward foreign currency contracts. The outstanding forward foreign currency exchange contract amounts at June 30, 2022 are representative of contract amounts during the period.

Affiliated Investments

Under Section 2(a)(3) of the Investment Company Act, a portfolio company is defined as “affiliated” with the Fund if the Fund owns five percent or more of its outstanding voting securities. The Fund held at least five percent of the outstanding voting securities of the following portfolio companies as of June 30, 2022:

	Shares/ Principal as of June 30, 2022	Fair Value as of March 31, 2022	Gross Additions(1)	Gross Reductions(2)	Realized Gains/ Losses	Change in Unrealized Gains (Losses)	Fair Value as of June 30, 2022	Affiliated Income/ Accretion of Discount
Non-Controlled Affiliates
Bock Capital JVco Nature S.à r.l.	12,590,000,000	$191,870,309	$-	$-	$-	$(34,243,995)	$157,626,314	-
Camelia Investment 1 Limited	6,768,704,045	183,582,149	-	-	-	(21,635,047)	161,947,102	-
CBI Parent, L.P.	1,145,918	105,132,373	-	-	-	(24,130,100)	81,002,273	-
Confluent Health, LLC	27,246	69,586,969	-	-	-	(7,743,464)	61,843,505	-
ECP Parent, LLC	105,520,023	166,994,406	-	-	-	(3,128,349)	163,866,057	-
EnfraGen, LLC	37,786	58,429,298	-	-	-	(5,524,196)	52,905,102	-
EQT Jaguar Co-Investment SCSp(4)	-	112,788,690	-	-	-	(4,196,404)	108,592,286	-
Forefront Dermatology(4)	-	-	119,923,500	-	-	(4,308,851)	115,614,649	-
Green DC LuxCo sarl	19,595,288	61,132,640	-	-	-	68,277	61,200,917	-
Huntress Co-Investment L.P.(4)	-	50,389,883	-	-	-	(23,248,211)	27,141,672	-
Icebox Holdco I Inc(4)	-	62,801,819	-	-	-	199,333	63,001,152	-
Icebox Parent LP(4)	-	127,590,920	313	-	-	(35,156,438)	92,434,795	-
Idera Parent, L.P.(4)	-	248,243,835	-	-	-	(41,597,742)	206,646,093	192,886
KPSKY Holdings, L.P. (4)	-	64,375,872	-	-	-	(6,352,195)	58,023,677	-

Luxembourg Investment Company 285 S.à r.l.(5)	14,865,773	71,230,531	-	-	-	(9,145,511)	62,085,020	-
Luxembourg Investment Company 293 S.à r.l.	9,789,622	45,721,830	-	-	-	(7,373,526)	38,348,304	-
Luxembourg Investment Company 314 S.à r.l.(5)	192,000	1	-	-	-	-	1	-
Luxembourg Investment Company 414 S.à r.l.	12,111,360	79,988,131	-	-	-	(4,702,939)	75,285,192	-
Luxembourg Investment Company 430 S.à r.l.	50,548,848	78,443,091	-	-	-	(3,905,004)	74,538,087	-
May Co-Investment S.C.A.	1,059,375	52,163,274	-	-	-	(11,177,954)	40,985,320	-
MHS Acquisition Holdings, LLC	35,641	650,979	-	-	-	(124,527)	526,452	-
MHS Blocker Purchaser L.P.(4)	-	50,333,181	-	-	-	(9,628,272)	40,704,909	-
Murra Warra Asset Hold Trust	13,186,543	21,951,762	-	-	-	(3,425,930)	18,525,832	-
Murra Warra Project Hold Trust	429,366	5,487,942	-	-	-	(856,487)	4,631,455	-
Murra Warra II Asset Hold Trust	18,628,227	14,636,008	195,646	-	-	(2,341,039)	12,490,615	-
Murra Warra II Project Hold Trust	10	3,659,002	48,912	-	-	(585,260)	3,122,654	-
OHCP IV SF COI, L.P.(4)	-	37,604,433	-	-	-	(1,887,069)	35,717,364	-
Onecall Holdings, L.P.(4)	-	174,527,006	-	-	-	(2,865,251)	171,661,755	-
Partners Terra Pte. Ltd.	1,787,445	1,739,362	-	-	-	(110,524)	1,628,838	-
Pharmathen GP S.à r.l.	110,300	1	-		-	-	1	-
Pharmathen Topco S.à r.l.	98,937,978	113,377,360	-	-	-	(17,310,892)	96,066,468	-
PG BRPC Investment, LLC	32,079	74,128,478	-	-	-	(1,298,370)	72,830,108	-
PG Esmeralda Pte. Ltd.	5,922,280	70,006,910	-	-	-	(4,247,068)	65,759,842	-
PG Delta Holdco, LLC	19,537	22,911,377	4,864,000	-	-	1,567,650	29,343,027	-
PG Investment Company 1 S.A.R.L	12,822,040	100,293,522	-	-	-	(6,010,565)	94,282,957	-
PG Lion Management Warehouse S.C.S(4)(5)	-	1,824,104	-	-	-	(129,274)	1,694,830	-
PG TLP S.à r.l.	6,377,426	102,493,011	-	-	-	(7,965,766)	94,527,245	-
PG Wave Limited	53,215,581	70,043,185	-	-	-	(3,596,885)	66,446,300	-
Polyusus Lux XVI S.à.r.l.	289,102,341	10,971,703	-	-	-	(4,859,284)	6,112,419	-
Root JVCo S.à r.l.	8,700,760	72,946,306	-	-	-	(15,133,219)	57,813,087	-
Safe Fleet Holdings LLC(3)(6)	3,900,000	3,854,506	609	-	(1)	(197,636)	3,657,478	47,297
SnackTime PG Holdings, Inc.	12	70,468,471	28,775	-	-	(22,039,639)	48,457,607	-
Specialty Pharma Holdings LP(4)	-	109,536,317	-	-	-	(1,997,679)	107,538,638	-
Surfaces SLP (SCSp)(4)	-	52,221,892	-	-	-	(6,614,085)	45,607,807	-
Thermostat Purchaser, L.P.(4)	-	72,743,417	-	-	-	(14,187,841)	58,555,576	-
WHCG Purchaser, LP(4)	-	55,125,583	-	-	-	(5,265,918)	49,859,665	-
Zenith Longitude Limited	6,682,671	312,293,782	887,700	-	-	7,655,076	320,836,558	-
Total Non-Controlled Affiliates		$3,456,295,621	$125,949,455	$-	$(1)	$(370,758,070)	$3,211,487,005	$240,183

(1)	Gross additions may include increases in the cost basis of investments resulting from new portfolio investments, the accretion of discounts and the exchange of one or more existing securities for one or more new securities.
(2)	Gross reductions may include decreases in the cost basis of investments resulting from principal collections related to investment repayments or sales and the exchange of one or more existing securities for one or more new securities.
(3)	As of June 30, 2022, the Fund no longer had ownership of five percent or more of outstanding voting securities.
(4)	Investment does not issue shares.
(5)	Luxembourg Investment Company 285 S.à.r.l., Luxembourg Investment Company 314 S.à.r.l. and PG Lion Management Warehouse S.C.S. are related to the same investment.
(6)	This investment is associated with OHCP IV SF COI, L.P.

Subsequent Events

Management has evaluated the impact of all subsequent events on the Fund and determined that there were no subsequent events that require disclosure in the consolidated financial statements.